UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-846-7526

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

ANNUAL REPORT
December 31, 2023

Ticker Symbol
TIMOTHY PLAN US SMALL CAP CORE ETF	TPSC
TIMOTHY PLAN US LARGE/MID CAP CORE ETF	TPLC
TIMOTHY PLAN HIGH DIVIDEND STOCK ETF	TPHD
TIMOTHY PLAN INTERNATIONAL ETF	TPIF
TIMOTHY PLAN US LARGE/MID CAP CORE ENHANCED ETF	TPLE
TIMOTHY PLAN HIGH DIVIDEND STOCK ENHANCED ETF	TPHE
TIMOTHY PLAN MARKET NEUTRAL ETF	TPMN

Listed and traded on: The New York Stock Exchange

Table of Contents

Shareholder Letter (Unaudited)	1
Letters from the Manager (Unaudited)	2
Fund Performance (Unaudited)	9
Schedules of Portfolio Investments	16
Statements of Assets and Liabilities	48
Statements of Operations	52
Statements of Changes in Net Assets	56
Financial Highlights	60
Notes to Financial Statements	67
Report of Independent Registered Public Accounting Firm	81
Other Information (Unaudited)	83
Trustees and Principal Executive Officers of the Trust (Unaudited)	86

December 31, 2023

Dear Timothy Plan Exchange Traded Fund Shareholder:

This report covers the fiscal year (01-01-23 thru 12-31-23). We suggested in our report to you last year that it appeared we may have turned a corner from the overall poor performance of 2022. We were correct; the U.S. economy in 2023 outperformed expectations along three key dimensions: growing economic output, labor market resilience, and slowing inflation. The year was, for all intents and purposes, a year of recovery from 2022. U.S. Stocks rose 26.4% (including dividends), the biggest rally in the US Market Index since 2019. Stocks were up 12.1% in the fourth quarter, the index’s best quarterly performance since late 2020. The unemployment rate fell back to the very low levels seen right before the pandemic, with job gains continuing at a very strong pace and monthly nonfarm payrolls growing by 232,000 per month on average. The U.S. core Consumer Price Index (CPI) inflation (excluding food and energy) has declined significantly over the last 12 months, dropping from 8% in 2022 to 3.4% at the end of 2023. As a result of the factors cited, performance in all our ETFs was positive for this past year.

Victory Capital Management (“VCM”), the sub-advisor for our ETFs, employs the smart-beta (The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap weighting. Such a methodology is sometimes referred to as “Smart Beta.”) approach for six of the portfolios and in our opinion, although the share values declined, they were very competitive in the markets. VCM’s reports on the following pages will give you more detailed information about each Fund.

As you know, no one can guarantee future performance. However, the one thing that I can assure you of is Victory Capital has done their very best, and our team here at Timothy has worked very hard to provide you an investment in which we hope you felt comfortable.

Sincerely,

Arthur D. Ally
President

Timothy Plan US Small Cap Core ETF – TPSC

Letter from the Manager - December 31, 2023

The Timothy Plan US Small Cap Core ETF (TPSC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In calendar 2023, TPSC returned 17.64%, outperforming the Russell 2000® Index* (the “Index”), which returned 16.93%.

Sector allocation was positive for the year, while stock selection detracted slightly. The Information Technology sector was the largest detractor for the year costing the strategy 90 basis points (“bps”) due to both stock selection and a relative underweight. Financials detracted 62bps, the second largest detractor on the year. Industrials and Consumer Discretionary were the top contributing sectors benefiting from a combination of strong stock selection and being overweight the sectors.

The top three largest contributors to performance in 2023 were M/I Homes, Inc. (+198.37%), InterDigital, Inc. (+123.64%), and NewMarket Corp. (+79.11%). The largest stock detractors in 2023 were PRA Group, Inc (-62.76%), Sandy Spring Bancorp, Inc. (-40.65%) and Methode Electronics, Inc. (-47.94%).

*

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index. The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

Timothy Plan US Large/Mid Cap Core ETF – TPLC

Letter from the Manager - December 31, 2023

The Timothy Plan US Large/Mid Cap Core ETF (TPLC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2023, TPLC returned 15.30%, underperforming the S&P 500® Index* (the “Index”), which returned 26.29%.

Both an underweight and stock selection in Information Technology cost 576 bps in relative performance. An underweight to Health Care contributed 60 bps in relative performance, with stock selection within that sector also contributing 66 bps. Not owning BRI excluded Pfizer Inc., which returned -41.22%, added 57 bps of relative performance, while not owning BRI excluded Microsoft, Apple, Meta Platforms and Amazon collectively cost -568 bps. An underweight in NVIDIA Corp. cost 199 bps of relative performance.

The top three largest contributors to performance were NVIDIA Corp. (+239.02%), Pulte Group, Inc. (+128.78%), and Broadcom Inc. (+104.23%). The largest stock detractors to performance during the year were First Republic Bank (-99.78%), Dollar General Corp. (-44.13%), and FMC Corp. (-48.03%).

*

The S&P 500® Index is an index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

Timothy Plan High Dividend Stock ETF – TPHD

Letter from the Manager - December 31, 2023

The Timothy Plan High Dividend Stock ETF (TPHD) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In 2023, TPHD returned 9.03%, underperforming the Russell 1000® Value Index* (the “Index”), which returned 11.46%.

An underweight in Health Care contributed 256 bps in relative performance. An overweight to Utilities cost 352 bps in relative performance. An underweight in BRI excluded Meta Platforms Inc. (+139.93%) caused some of the performance drag. An underweight in Pfizer Inc. due to BRI exclusion contributed 81 bps in relative performance.

The top three largest contributors to performance were Broadcom Inc. (+104.23%), Watsco, Inc. (+76.99%) and Eaton Corp. (+56.20%). The largest stock detractors during the quarter were FMC Corp. (-48.03%), J.M. Smucker Co. (-26.64%) and Hormel Foods Corp. (-27.48%)

*

The Russell 1000® Value Index is made up of about 1,000 of the largest companies in the U.S. equity market. It represents top companies by market capitalization. It’s made up of about 90% of the total market capitalization of all U.S. stocks. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

Timothy Plan International ETF – TPIF

Letter from the Manager - December 31, 2023

The Timothy Plan International ETF (TPIF) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

In the 2023, TPIF returned 16.41%, underperforming the MSCI EAFE Index* (the “Index”), which returned 18.24%.

An overweight and stock selection within the Industrials sector accounted for most of the relative underperformance. Being underweight the Health Care sector relative to the benchmark mitigated some of the relative underperformance, adding 60 bps.

At the country level, stock selection and an underweight to United Kingdom were additive to performance, contributing 105 bps of relative performance.

The top three largest contributors to performance were 3i Group Plc (+96.55%), Great-West Life Co. (+51.80%), and CRH Plc (+81.15%). The largest stock detractors during the year were Telefonica Deutschland Holding (-46.39%), Worldline SA (-59.97%) and Burberry Group Plc (-42.51%)

*

The MSCI EAFE Index is an equity index that captures large-cap and mid-cap representation across Developed Markets countries around the world. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

Timothy Plan US Large/Mid Cap Core Enhanced ETF – TPLE

Letter from the Manager - December 31, 2023

The Timothy Plan US Large/Mid Cap Core Enhanced ETF (TPLE) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk. In addition, the fund seeks to manage risk during times of significant market decline by employing a rules-based mathematical formula to reduce exposure in the equity markets by moving to cash equivalents.

In 2023, TPLE returned -2.40%, underperforming the S&P 500® Index* (the “Index”), which returned 26.29%.

As a result of tactical allocation, the portfolio was allocated to 75% cash in the months of January, June, and November. The cash position in TPLE cost 17.70% in relative performance for the year. As of year-end the portfolio was fully invested.

An underweight and stock selection in Information Technology cost 637 bps in relative performance. An underweight to Health Care contributed 111 bps in relative performance. Not owning BRI excluded Pfizer Inc., which returned -41.22%, added 57 bps of relative performance, while not owning BRI excluded Microsoft, Apple, Meta Platforms and Amazon collectively cost -568 bps. An underweight in NVIDIA Corp. cost 199 bps of relative performance.

The top three largest contributors to performance were NVIDIA Corp. (+239.02%), Pulte Group, Inc. (+128.78%), and Broadcom Inc. (+104.23%). The largest stock detractors to performance during the year were First Republic Bank (-99.78%), Dollar General Corp. (-44.13%), and FMC Corp. (-48.03%).

*

The S&P 500® Index is an index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

Timothy Plan High Dividend Stock Enhanced ETF – TPHE

Letter from the Manager - December 31, 2023

The Timothy Plan High Dividend Stock Enhanced ETF (TPHE) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk. In addition, the fund seeks to manage risk during times of significant market decline by employing a rules-based mathematical formula to reduce exposure in the equity markets by moving to cash equivalents.

In 2023, TPHE returned -1.17%, underperforming the Russell 1000® Value Index* (the “Index”), which returned 11.46%.

As a result of tactical allocation, the portfolio was allocated to 75% cash in the months of June and November. The cash position in TPLE cost 10.20% in relative performance for the year. As of year-end the portfolio was fully invested.

An underweight in Health Care contributed 258 bps in relative performance. An overweight to Utilities cost 269 bps in relative performance. An underweight in BRI excluded Meta Platforms Inc. (+139.93%) caused some of the performance drag. An underweight in Pfizer Inc. due to BRI exclusion contributed 81 bps in relative performance.

The top three largest contributors to performance were Broadcom Inc. (+104.23%), Watsco, Inc. (+76.99%) and Eaton Corp. (+56.20%). The largest stock detractors during the quarter were FMC Corp. (-48.03%), J.M. Smucker Co. (-26.64%) and Hormel Foods Corp. (-27.48%).

*

The Russell 1000® Value Index is made up of about 1,000 of the largest companies in the U.S. equity market. It represents top companies by market capitalization. It’s made up of about 90% of the total market capitalization of all U.S. stocks. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

Timothy Plan Market Neutral ETF – TPMN

Letter from the Manager - December 31, 2023

The Timothy Plan Market Neutral ETF (TPMN) pursues its investment objective by implementing a proprietary, “market neutral” investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets. The fund will be actively managed, meaning that the Sub-Advisor may make changes to the Fund’s portfolio at any time. The Fund uses a multi-strategy approach. First, it seeks income from long positions in foreign and domestic dividend producing equity securities of any market capitalization size that satisfy the Biblically Responsible Investing (“BRI”) filtering criteria. Second, the Fund seeks to offset market risk by selling short high-correlating equity index futures contracts, such as the S&P 500® Index*, Russell 2000® Index** or MSCI EAFE + Emerging Markets Indexes, or exchange-traded funds (“ETFs”) that track such indexes.

Since the ETF’s inception date of 1/24/23, TPMN returned 5.46%, outperforming the Bloomberg U.S. Treasury Bellwethers 3-Month Index (the “Index”), which returned 5.25% over the same time period.

The Fund had positive contribution from the Overlay Strategy, while the Global High Dividend Long/Short Portfolio detracted. In the Overlay Strategy the long position in Nasdaq 100 Index Futures outperformed the short position in S&P 500 Index Futures, generating a positive return. In the Global High Dividend Long/Short Portfolio, the International long/short sleeve was a positive contributor, but it was not enough to offset underperformance in the U.S. Large Cap and Small Cap sleeves.

*

The S&P 500® Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

**

The unmanaged Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index. The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.

Fund Performance - (Unaudited)

December 31, 2023

Timothy Plan US Small Cap Core ETF

Average Annual Return Period Ended December 31, 2023
Inception Date	Timothy Plan US Small Cap Core ETF 12/2/19
	Net Asset Value (NAV)	Market Price Value (MV)	Victory US Small Cap Volatility Weighted BRI Index
One Year	17.64%	17.69%	18.36%
Since Inception	10.46%	10.47%	11.13%

Expense Ratio
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratio is from the Fund’s prospectus dated April 30, 2023. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

[1]

The universe for the Victory US Small Cap Volatility Weighted BRI Index begins with the largest U.S. companies with market capitalizations less than $3 billion with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Fund Performance - (Unaudited)

December 31, 2023

Timothy Plan US Large/Mid Cap Core ETF

Average Annual Return Period Ended December 31, 2023
Inception Date	Timothy Plan US Large/Mid Cap Core ETF 4/30/19
	Net Asset Value (NAV)	Market Price Value (MV)	Victory US Large/ Mid Cap Volatility Weighted BRI Index
One Year	15.30%	15.33%	15.93%
Since Inception	10.39%	10.40%	10.98%

Expense Ratio
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratio is from the Fund’s prospectus dated April 30, 2023. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

[1]

The universe for the Victory US Large/Mid Cap Volatility Weighted BRI Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Fund Performance - (Unaudited)

December 31, 2023

Timothy Plan High Dividend Stock ETF

Average Annual Return Period Ended December 31, 2023
Inception Date	Timothy Plan High Dividend Stock ETF 4/30/19
	Net Asset Value (NAV)	Market Price Value (MV)	Victory US Large Cap High Dividend Volatility Weighted BRI Index
One Year	9.03%	8.95%	9.56%
Since Inception	8.70%	8.69%	9.27%

Expense Ratio
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratio is from the Fund’s prospectus dated April 30, 2023. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

[1]

The Victory US Large Cap High Dividend Volatility Weighted BRI Index is comprised of the 100 highest dividend yielding stocks from the Victory US Large/Mid Cap Volatility Weighted BRI Index. with positive earnings in each of the four most recent quarters. The universe for the Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Fund Performance - (Unaudited)

December 31, 2023

Timothy Plan International ETF

Average Annual Return Period Ended December 31, 2023
Inception Date	Timothy Plan International ETF 12/2/19
	Net Asset Value (NAV)	Market Price Value (MV)	Victory International Volatility Weighted BRI Index
One Year	16.41%	16.76%	17.65%
Since Inception	4.01%	4.02%	4.68%

Expense Ratio
Gross	0.62%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratio is from the Fund’s prospectus dated April 30, 2023. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

[1]

The universe for the Victory International Volatility Weighted BRI Index begins with the largest developed international companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Fund Performance - (Unaudited)

December 31, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF

Average Annual Return Period Ended December 31, 2023
Inception Date	Timothy Plan US Large/Mid Cap Core Enhanced ETF 7/28/21
	Net Asset Value (NAV)	Market Price Value (MV)	Victory US Large/ Mid Cap Long/Cash Volatility Weighted BRI Index
One Year	-2.40%	-2.41%	-2.73%
Since Inception	-2.46%	-2.46%	-2.53%

Expense Ratio
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratio is from the Fund’s prospectus dated April 30, 2023. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

[1]

The universe for the Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Fund Performance - (Unaudited)

December 31, 2023

Timothy Plan High Dividend Stock Enhanced ETF

Average Annual Return Period Ended December 31, 2023
Inception Date	Timothy Plan High Dividend Stock Enhanced ETF 7/28/21
	Net Asset Value (NAV)	Market Price Value (MV)	Victory US Large Cap High Dividend Long/Cash Volatility Weighted BRI Index
One Year	-1.17%	-1.19%	-1.26%
Since Inception	-1.62%	-1.61%	-1.46%

Expense Ratio
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratio is from the Fund’s prospectus dated April 30, 2023. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

[1]

The Victory US Large Cap High Dividend Volatility Long/Cash Weighted BRI Index is comprised of the 100 highest dividend yielding stocks from the Victory US Large/Mid Cap Volatility Weighted BRI Index. with positive earnings in each of the four most recent quarters. The universe for the Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Fund Performance - (Unaudited)

December 31, 2023

Timothy Plan Market Neutral ETF

Average Annual Return Period Ended December 31, 2023
Inception Date	Timothy Plan Market Neutral ETF 1/24/23
	Net Asset Value (NAV)	Market Price Value (MV)	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Since Inception	5.46%	6.22%	5.25%

Expense Ratio
Gross	0.65%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratio is from the Fund’s prospectus dated April 30, 2023. Additional information pertaining to the Fund’s expense ratio as of December 31, 2023 can be found in the financial highlights.

Comparison of the Change in Value of a $10,000 Investment

[1]

The unmanaged Bloomberg U.S. Treasury Bellwethers 3-Month Index represents the total return received by investors of 3-month U.S. Treasury securities. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Schedule of Portfolio Investments

December 31, 2023

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)
Communication Services (1.9%):
Cargurus, Inc.(a)	8,453	204,224
Cars.com, Inc.(a)	9,843	186,722
Cogent Communications Holdings, Inc.	3,217	244,685
Gogo, Inc.(a)	12,222	123,809
Integral Ad Science Holding Corp.(a)	9,951	143,195
John Wiley & Sons, Inc., Class A	5,477	173,840
Madison Square Garden Sports Corp.(a)	1,371	249,289
Sphere Entertainment Co.(a)	3,449	117,128
Vivid Seats, Inc., Class A(a)	21,282	134,502
Ziff Davis, Inc.(a)	3,574	240,137
ZipRecruiter, Inc.(a)	12,289	170,817
		1,988,348
Consumer Discretionary (14.4%):
Acushnet Holdings Corp.	3,864	244,089
Adient PLC(a)	5,403	196,453
Adtalem Global Education, Inc.(a)	4,101	241,754
American Eagle Outfitters, Inc.	8,472	179,267
Arhaus, Inc.(a)	11,947	141,572
Bloomin’ Brands, Inc.	7,826	220,302
Boot Barn Holdings, Inc.(a)	1,795	137,784
Bright Horizons Family Solutions, Inc.(a)	2,265	213,454
Brinker International, Inc.(a)	5,164	222,981
Camping World Holdings, Inc., Class A	8,104	212,811
Carter’s, Inc.	3,263	244,366
Cavco Industries, Inc.(a)	667	231,196
Century Communities, Inc.	3,305	301,218
Cracker Barrel Old Country Store, Inc.	2,819	217,288
Dave & Buster’s Entertainment, Inc.(a)	3,681	198,222
Dorman Products, Inc.(a)	2,924	243,891
Dream Finders Homes, Inc., Class A(a)	5,773	205,115
Dutch Bros, Inc., Class A(a)	5,137	162,689
First Watch Restaurant Group, Inc.(a)	11,344	228,014
Foot Locker, Inc.	4,640	144,536
Frontdoor, Inc.(a)	6,730	237,031
Gentherm, Inc.(a)	3,459	181,113
Graham Holdings Co., Class B	496	345,474
Grand Canyon Education, Inc.(a)	2,569	339,211

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (14.4%): (continued)
Green Brick Partners, Inc.(a)	3,386	175,869
Group 1 Automotive, Inc.	798	243,183
Guess?, Inc.	6,326	145,878
Helen of Troy Ltd.(a)	1,206	145,697
Installed Building Products, Inc.	1,490	272,402
Jack in the Box, Inc.	3,381	275,991
KB Home	4,619	288,503
Kontoor Brands, Inc.	2,939	183,452
Laureate Education, Inc.	15,309	209,886
La-Z-Boy, Inc.	6,078	224,400
LCI Industries	1,556	195,605
Leslie’s, Inc.(a)	18,407	127,192
LGI Homes, Inc.(a)	1,813	241,419
Life Time Group Holdings, Inc.(a)	9,915	149,518
M/I Homes, Inc.(a)	2,560	352,614
MDC Holdings, Inc.	5,498	303,764
Meritage Homes Corp.	1,707	297,359
Mister Car Wash, Inc.(a)	25,243	218,100
Modine Manufacturing Co.(a)	2,727	162,802
National Vision Holdings, Inc.(a)	6,245	130,708
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,391	181,453
Oxford Industries, Inc.	1,939	193,900
Papa John’s International, Inc.	3,091	235,627
Patrick Industries, Inc.	2,484	249,269
Portillo’s, Inc., Class A(a)	11,074	176,409
SeaWorld Entertainment, Inc.(a)	4,287	226,482
Signet Jewelers Ltd.	1,998	214,305
Six Flags Entertainment Corp.(a)	7,150	179,322
Skyline Champion Corp.(a)	2,537	188,398
Steven Madden Ltd.	6,069	254,898
Strategic Education, Inc.	2,815	260,022
Stride, Inc.(a)	3,251	193,012
Target Hospitality Corp.(a)	8,515	82,851
Taylor Morrison Home Corp.(a)	5,255	280,354
The Buckle, Inc.	6,135	291,535
The Cheesecake Factory, Inc.	6,200	217,062
Topgolf Callaway Brands Corp.(a)	13,383	191,912
Tri Pointe Homes, Inc.(a)	7,634	270,244
Visteon Corp.(a)	1,564	195,344
Winmark Corp.	574	239,674
Winnebago Industries, Inc.	3,048	222,138
Worthington Enterprises, Inc.	4,340	249,767
XPEL, Inc.(a)	3,144	169,304
YETI Holdings, Inc.(a)	3,600	186,408
		14,783,863

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (7.0%):
BellRing Brands, Inc.(a)	6,081	337,070
Cal-Maine Foods, Inc.	4,469	256,476
Central Garden & Pet Co., Class A(a)	5,292	233,060
Coca-Cola Consolidated, Inc.	287	266,451
Edgewell Personal Care Co.	6,681	244,725
Fresh Del Monte Produce, Inc.	9,254	242,918
Grocery Outlet Holding Corp.(a)	8,269	222,932
Herbalife Ltd.(a)	7,843	119,684
Ingles Markets, Inc., Class A	3,892	336,152
Inter Parfums, Inc.	1,395	200,894
J & J Snack Foods Corp.	1,848	308,875
John B. Sanfilippo & Son, Inc.	2,321	239,156
National Beverage Corp.(a)	5,384	267,692
Nu Skin Enterprises, Inc., Class A	10,701	207,813
Olaplex Holdings, Inc.(a)	71,046	180,457
PriceSmart, Inc.	3,572	270,686
Seaboard Corp.	82	292,748
Spectrum Brands Holdings, Inc.	3,068	244,734
Sprouts Farmers Market, Inc.(a)	4,659	224,144
The Andersons, Inc.	3,526	202,886
The Chefs’ Warehouse, Inc.(a)	8,889	261,603
The Simply Good Foods Co.(a)	7,138	282,665
The Vita Coco Co., Inc.(a)	4,965	127,352
Tootsie Roll Industries, Inc.	9,065	301,321
TreeHouse Foods, Inc.(a)	5,789	239,954
United Natural Foods, Inc.(a)	6,582	106,826
USANA Health Sciences, Inc.(a)	4,350	233,160
Utz Brands, Inc.	16,587	269,373
WD-40 Co.	916	218,988
Weis Markets, Inc.	3,432	219,511
		7,160,306
Energy (4.2%):
Archrock, Inc.	13,832	213,013
Cactus, Inc., Class A	3,057	138,788
California Resources Corp.	3,532	193,130
Callon Petroleum Co.(a)	3,349	108,508
CNX Resources Corp.(a)	9,131	182,620
Comstock Resources, Inc.	10,185	90,137
CONSOL Energy, Inc.	1,304	131,091
Crescent Energy Co., Class A	12,291	162,364
CVR Energy, Inc.	4,673	141,592
Diamond Offshore Drilling, Inc.(a)	9,146	118,898
Excelerate Energy, Inc., Class A	10,434	161,310
Gulfport Energy Corp.(a)	1,070	142,524

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (4.2%): (continued)
International Seaways, Inc.	3,326	151,267
Kinetik Holdings, Inc.	5,806	193,920
Kosmos Energy Ltd.(a)	17,356	116,459
Liberty Energy, Inc.	7,017	127,288
Magnolia Oil & Gas Corp., Class A	7,494	159,547
Northern Oil and Gas, Inc.	4,161	154,248
Oceaneering International, Inc.(a)	5,139	109,358
Par Pacific Holdings, Inc.(a)	4,840	176,031
Patterson-UTI Energy, Inc.	8,744	94,435
Peabody Energy Corp.	6,029	146,625
Permian Resources Corp.	8,452	114,947
RPC, Inc.	15,163	110,387
Sitio Royalties Corp., Class A	6,922	162,736
SM Energy Co.	3,238	125,375
Talos Energy, Inc.(a)	7,436	105,814
Tidewater, Inc.(a)	1,804	130,087
Weatherford International PLC(a)	1,599	156,430
World Kinect Corp., Class A	9,083	206,911
		4,325,840
Financials (21.7%):
Ameris BanCorp	4,169	221,165
Artisan Partners Asset Management, Inc., Class A	6,876	303,782
AssetMark Financial Holdings, Inc.(a)	8,351	250,112
Associated Banc-Corp	10,563	225,943
Assured Guaranty Ltd.	3,912	292,735
Atlantic Union Bankshares Corp.	5,218	190,666
Axos Financial, Inc.(a)	3,511	191,701
B Riley Financial, Inc.	2,424	50,880
BancFirst Corp.	2,099	204,296
Bank of Hawaii Corp.	2,464	178,541
BankUnited, Inc.	5,308	172,138
Banner Corp.	4,077	218,364
BGC Group, Inc., Class A	23,172	167,302
Bread Financial Holdings, Inc.	4,373	144,047
Cathay General BanCorp	5,304	236,399
City Holding Co.	2,671	294,504
CNO Financial Group, Inc.	8,833	246,441
Cohen & Steers, Inc.	4,315	326,775
Columbia Banking System, Inc.	6,823	182,038
Community Bank System, Inc.	4,144	215,944
CVB Financial Corp.	8,307	167,718
Donnelley Financial Solutions, Inc.(a)	3,094	192,973
Enova International, Inc.(a)	3,662	202,728

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (21.7%): (continued)
Enstar Group Ltd.(a)	1,220	359,107
Enterprise Financial Services Corp.	5,576	248,968
EVERTEC, Inc.	6,948	284,451
FB Financial Corp.	5,239	208,774
Federal Agricultural Mortgage Corp., Class C	1,518	290,272
Federated Hermes, Inc.	8,384	283,882
First BanCorp	13,457	221,368
First BanCorp	5,933	219,580
First Commonwealth Financial Corp.	14,688	226,783
First Financial BanCorp	9,384	222,870
First Hawaiian, Inc.	8,973	205,123
First Interstate BancSystem, Inc., Class A	7,218	221,954
First Merchants Corp.	6,517	241,650
FirstCash Holdings, Inc.	2,606	282,464
Fulton Financial Corp.	13,918	229,090
Genworth Financial, Inc.(a)	26,036	173,920
Goosehead Insurance, Inc., Class A(a)	1,910	144,778
Hamilton Lane, Inc., Class A	2,839	322,056
Hancock Whitney Corp.	4,719	229,296
Heartland Financial USA, Inc.	5,192	195,271
Hilltop Holdings, Inc.	6,797	239,322
Hope BanCorp, Inc.	17,615	212,789
Independent Bank Corp.	3,479	228,953
Independent Bank Group, Inc.	3,819	194,311
International Bancshares Corp.	5,023	272,849
Jackson Financial, Inc., Class A	3,498	179,098
Lakeland Financial Corp.	3,505	228,386
Live Oak Bancshares, Inc.	3,959	180,135
MGIC Investment Corp.	16,810	324,265
Moelis & Co., Class A	4,588	257,524
Mr Cooper Group, Inc.(a)	3,950	257,224
National Bank Holdings Corp., Class A	5,427	201,830
National Western Life Group, Inc., Class A	210	101,434
Navient Corp.	12,898	240,161
NBT BanCorp, Inc.	5,582	233,942
NMI Holdings, Inc., Class A(a)	8,925	264,894
Northwest Bancshares, Inc.	21,377	266,785
OFG BanCorp	6,649	249,205
Pacific Premier BanCorp, Inc.	7,072	205,866
Palomar Holdings, Inc.(a)	3,092	171,606

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (21.7%): (continued)
Park National Corp.	1,888	250,840
Pathward Financial, Inc.	3,844	203,463
Payoneer Global, Inc.(a)	23,459	122,221
PennyMac Financial Services, Inc.	3,095	273,505
Piper Sandler Cos.	1,530	267,551
PJT Partners, Inc., Class A	3,065	312,232
PROG Holdings, Inc.(a)	4,620	142,804
Provident Financial Services, Inc.	13,024	234,823
Radian Group, Inc.	10,809	308,597
Renasant Corp.	7,048	237,377
Seacoast Banking Corp. of Florida	6,275	178,587
ServisFirst Bancshares, Inc.	2,708	180,434
Shift4 Payments, Inc., Class A(a)	2,589	192,466
Simmons First National Corp., Class A	10,189	202,150
SLM Corp.	12,777	244,296
Stellar BanCorp, Inc.	7,703	214,452
StepStone Group, Inc., Class A	6,517	207,436
Stewart Information Services Corp.	5,245	308,144
Stock Yards BanCorp, Inc.	4,476	230,469
StoneX Group, Inc.(a)	2,728	201,408
Texas Capital Bancshares, Inc.(a)	2,537	163,966
The BanCorp, Inc.(a)	3,577	137,929
Towne Bank	9,290	276,470
Triumph Financial, Inc.(a)	2,661	213,359
Trustmark Corp.	7,888	219,917
UMB Financial Corp.	2,198	183,643
United Community Banks, Inc.	7,065	206,722
UWM Holdings Corp.	26,670	190,691
Virtu Financial, Inc., Class A	10,768	218,160
Virtus Investment Partners, Inc.	1,079	260,859
WaFd, Inc.	6,999	230,687
Walker & Dunlop, Inc.	2,616	290,402
WesBanco, Inc.	6,914	216,892
Westamerica BanCorp	4,597	259,317
White Mountains Insurance Group Ltd.	168	252,842
WSFS Financial Corp.	4,397	201,954
		22,236,493
Health Care (5.8%):
AdaptHealth Corp.(a)	13,125	95,681
Addus HomeCare Corp.(a)	1,793	166,480
Agiliti, Inc.(a)	19,578	155,058
AMN Healthcare Services, Inc.(a)	2,440	182,707
Apollo Medical Holdings, Inc.(a)	4,219	161,588
Catalyst Pharmaceuticals, Inc.(a)	8,592	144,431

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (5.8%): (continued)
Certara, Inc.(a)	9,397	165,293
CONMED Corp.	1,920	210,259
Corcept Therapeutics, Inc.(a)	4,704	152,786
CorVel Corp.(a)	1,164	287,752
Doximity, Inc., Class A(a)	5,437	152,453
Dynavax Technologies Corp.(a)	13,539	189,275
GoodRx Holdings, Inc., Class A(a)	15,369	102,972
Haemonetics Corp.(a)	2,637	225,490
Harmony Biosciences Holdings, Inc.(a)	6,312	203,878
Integer Holdings Corp.(a)	3,048	301,996
Kiniksa Pharmaceuticals Ltd., Class A(a)	6,920	121,377
Lantheus Holdings, Inc.(a)	1,855	115,010
LeMaitre Vascular, Inc.	3,734	211,942
Ligand Pharmaceuticals, Inc.(a)	3,331	237,900
Maravai LifeSciences Holdings, Inc., Class A(a)	16,723	109,536
Merit Medical Systems, Inc.(a)	3,792	288,040
Patterson Cos., Inc.	6,916	196,760
Pediatrix Medical Group, Inc.(a)	14,124	131,353
Premier, Inc., Class A	9,716	217,250
Privia Health Group, Inc.(a)	6,728	154,946
Progyny, Inc.(a)	4,299	159,837
Schrodinger, Inc.(a)	3,937	140,945
Select Medical Holdings Corp.	8,794	206,659
STAAR Surgical Co.(a)	3,165	98,780
Supernus Pharmaceuticals, Inc.(a)	8,271	239,363
U.S. Physical Therapy, Inc.	2,181	203,138
UFP Technologies, Inc.(a)	1,075	184,943
		5,915,878
Industrials (23.7%):
AAON, Inc.	3,305	244,140
AAR Corp.(a)	3,974	247,978
ABM Industries, Inc.	5,532	248,000
Air Transport Services Group, Inc.(a)	6,145	108,213
Alamo Group, Inc.	1,257	264,209
Albany International Corp.	2,808	275,802
Allegiant Travel Co.	1,659	137,050
Allison Transmission Holdings, Inc.	4,125	239,869
Ameresco, Inc., Class A(a)	3,802	120,409
American Woodmark Corp.(a)	2,434	225,997
ArcBest Corp.	1,512	181,758
Arcosa, Inc.	2,764	228,417
Armstrong World Industries, Inc.	3,654	359,261

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.7%): (continued)
Array Technologies, Inc.(a)	5,474	91,963
ASGN, Inc.(a)	2,658	255,620
Astec Industries, Inc.	4,046	150,511
Barnes Group, Inc.	7,415	241,951
Beacon Roofing Supply, Inc.(a)	2,807	244,265
Boise Cascade Co.	2,155	278,771
Brady Corp., Class A	4,721	277,076
Casella Waste Systems, Inc.(a)	3,494	298,597
CBIZ, Inc.(a)	5,322	333,104
Comfort Systems USA, Inc.	1,174	241,457
Construction Partners, Inc., Class A(a)	3,833	166,812
Core & Main, Inc., Class A(a)	7,316	295,640
CoreCivic, Inc.(a)	14,328	208,186
CSG Systems International, Inc.	4,286	228,058
CSW Industrials, Inc.	1,239	256,981
Dycom Industries, Inc.(a)	1,983	228,223
Encore Wire Corp.	899	192,026
Energy Recovery, Inc.(a)	9,101	171,463
Enerpac Tool Group Corp.	7,512	233,548
EnerSys	2,019	203,838
Enpro, Inc.	1,554	243,574
Esab Corp.	3,301	285,933
ESCO Technologies, Inc.	2,441	285,670
Federal Signal Corp.	4,011	307,804
First Advantage Corp.	14,011	232,162
Flowserve Corp.	5,854	241,302
Forward Air Corp.	1,728	108,639
Franklin Electric Co., Inc.	2,927	282,895
FTAI Aviation Ltd.	5,606	260,118
GATX Corp.	2,620	314,976
Gibraltar Industries, Inc.(a)	3,082	243,416
GMS, Inc.(a)	3,467	285,785
Granite Construction, Inc.	6,470	329,064
H&E Equipment Services, Inc.	3,635	190,183
Hayward Holdings, Inc.(a)	13,008	176,909
Helios Technologies, Inc.	3,524	159,813
Herc Holdings, Inc.	1,277	190,133
Hillenbrand, Inc.	5,471	261,787
HNI Corp.	5,211	217,976
Huron Consulting Group, Inc.(a)	1,539	158,209
ICF International, Inc.	1,896	254,235
Insperity, Inc.	1,939	227,290
Janus International Group, Inc.(a)	19,175	250,234
Jeld-Wen Holding, Inc.(a)	11,363	214,533
John Bean Technologies Corp.	2,045	203,375

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.7%): (continued)
Kadant, Inc.	1,017	285,075
Kennametal, Inc.	8,246	212,664
Kforce, Inc.	3,880	262,133
Kirby Corp.(a)	2,951	231,595
Korn Ferry	5,338	316,810
Leonardo DRS, Inc.(a)	10,196	204,328
Lindsay Corp.	1,546	199,681
ManpowerGroup, Inc.	3,345	265,827
Marten Transport Ltd.	12,885	270,327
Masterbrand, Inc.(a)	14,749	219,023
Matson, Inc.	1,921	210,542
Maximus, Inc.	3,387	284,034
McGrath RentCorp.	2,551	305,151
MillerKnoll, Inc.	5,092	135,855
Moog, Inc., Class A	1,896	274,503
MSC Industrial Direct Co., Inc.	3,340	338,208
Mueller Industries, Inc.	5,439	256,449
Mueller Water Products, Inc., Class A	16,582	238,781
MYR Group, Inc.(a)	1,520	219,838
NOW, Inc.(a)	14,265	161,480
NV5 Global, Inc.(a)	1,901	211,239
Parsons Corp.(a)	4,688	293,984
PGT Innovations, Inc.(a)	5,741	233,659
Primoris Services Corp.	7,069	234,762
Resideo Technologies, Inc.(a)	11,409	214,717
Rush Enterprises, Inc., Class A	6,309	317,343
Rxo, Inc.(a)	9,287	216,016
Schneider National, Inc., Class B	8,801	223,985
Shoals Technologies Group, Inc., Class A(a)	7,115	110,567
Simpson Manufacturing Co., Inc.	1,501	297,168
SPX Technologies, Inc.(a)	2,013	203,333
Standex International Corp.	1,521	240,896
Sterling Infrastructure, Inc.(a)	2,035	178,938
SunPower Corp.(a)	20,470	98,870
Tennant Co.	2,687	249,058
Terex Corp.	3,147	180,827
The AZEK Co., Inc.(a)	6,739	257,767
The Brink’s Co.	2,835	249,338
The Greenbrier Cos., Inc.	2,879	127,194
Trinity Industries, Inc.	8,411	223,649
TTEC Holdings, Inc.	6,817	147,724
UniFirst Corp.	1,528	279,486
Verra Mobility Corp.(a)	13,106	301,831
Vicor Corp.(a)	1,316	59,141

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.7%): (continued)
Watts Water Technologies, Inc., Class A	1,509	314,385
Werner Enterprises, Inc.	6,886	291,760
Zurn Elkay Water Solutions Corp.	7,938	233,457
		24,288,606
Information Technology (9.5%):
ACI Worldwide, Inc.(a)	8,573	262,334
Advanced Energy Industries, Inc.	2,070	225,464
Aehr Test Systems(a)	2,436	64,627
Agilysys, Inc.(a)	2,723	230,965
Alarm.com Holdings, Inc.(a)	2,855	184,490
AppLovin Corp., Class A(a)	2,305	91,854
Avnet, Inc.	5,464	275,386
Axcelis Technologies, Inc.(a)	955	123,854
Badger Meter, Inc.	1,519	234,488
Belden, Inc.	3,149	243,260
BlackLine, Inc.(a)	2,930	182,949
Calix, Inc.(a)	3,859	168,600
Cohu, Inc.(a)	6,275	222,072
Corsair Gaming, Inc.(a)	13,484	190,124
CTS Corp.	5,343	233,703
Digi International, Inc.(a)	6,579	171,054
Diodes, Inc.(a)	2,453	197,516
DoubleVerify Holdings, Inc.(a)	5,556	204,350
ePlus, Inc.(a)	2,816	224,829
Extreme Networks, Inc.(a)	6,355	112,102
Harmonic, Inc.(a)	11,629	151,642
Insight Enterprises, Inc.(a)	1,670	295,907
InterDigital, Inc.	2,729	296,206
Itron, Inc.(a)	2,752	207,804
MaxLinear, Inc.(a)	5,502	130,783
Methode Electronics, Inc.	6,064	137,835
MicroStrategy, Inc.(a)	239	150,957
N-able, Inc.(a)	14,302	189,502
NCR Voyix Corp.(a)	10,955	185,249
NetScout Systems, Inc.(a)	8,931	196,035
Onto Innovation, Inc.(a)	1,255	191,890
OSI Systems, Inc.(a)	1,727	222,869
PDF Solutions, Inc.(a)	5,290	170,021
Perficient, Inc.(a)	2,450	161,259
Photronics, Inc.(a)	8,144	255,477
Plexus Corp.(a)	2,234	241,562
Progress Software Corp.	5,153	279,808
Qualys, Inc.(a)	1,374	269,689
Rambus, Inc.(a)	2,389	163,049
Rogers Corp.(a)	1,767	233,368

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan US Small Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (9.5%): (continued)
Super Micro Computer, Inc.(a)	317	90,110
Teradata Corp.(a)	3,820	166,208
TTM Technologies, Inc.(a)	15,038	237,751
Ultra Clean Holdings, Inc.(a)	6,123	209,039
Veeco Instruments, Inc.(a)	7,352	228,133
Viavi Solutions, Inc.(a)	30,796	310,116
Vishay Intertechnology, Inc.	8,090	193,917
Vontier Corp.	8,186	282,826
		9,693,033
Materials (5.5%):
Alpha Metallurgical Resources, Inc.	675	228,771
Arch Resources, Inc.	1,086	180,211
Avient Corp.	6,058	251,831
Balchem Corp.	2,052	305,235
Cabot Corp.	3,146	262,691
Carpenter Technology Corp.	2,469	174,805
Compass Minerals International, Inc.	5,853	148,198
Ecovyst, Inc.(a)	18,947	185,112
Greif, Inc., Class A	3,669	240,650
H.B. Fuller Co.	3,360	273,538
Ingevity Corp.(a)	3,811	179,955
Innospec, Inc.	2,516	310,072
Kaiser Aluminum Corp.	2,258	160,747
Materion Corp.	1,458	189,730
Minerals Technologies, Inc.	3,837	273,616
NewMarket Corp.	669	365,160
O-I Glass, Inc.(a)	11,367	186,191
Orion SA	8,528	236,481
Quaker Chemical Corp.	1,221	260,586
Sensient Technologies Corp.	4,335	286,110
Stepan Co.	3,007	284,312
Summit Materials, Inc., Class A(a)	5,706	219,453
Sylvamo Corp.	3,963	194,623
Warrior Met Coal, Inc.	3,211	195,775
		5,593,853

SECURITY DESCRIPTION	SHARES	VALUE ($)
Real Estate (1.4%):
eXp World Holdings, Inc.	7,691	119,364
Howard Hughes Holdings, Inc.(a)	3,486	298,227
Kennedy-Wilson Holdings, Inc.	14,987	185,539
Marcus & Millichap, Inc.	7,907	345,378
Newmark Group, Inc., Class A	27,248	298,638
The St. Joe Co.	3,932	236,628
		1,483,774
Utilities (4.6%):
ALLETE, Inc.	5,532	338,337
American States Water Co.	3,632	292,085
Avista Corp.	9,175	327,914
California Water Service Group	5,761	298,823
Chesapeake Utilities Corp.	3,458	365,269
Clearway Energy, Inc., Class C	11,781	323,153
MGE Energy, Inc.	4,099	296,399
Middlesex Water Co.	4,122	270,486
Northwest Natural Holding Co.	7,483	291,388
Northwestern Energy Group, Inc.	6,981	355,263
ONE Gas, Inc.	4,352	277,309
Otter Tail Corp.	2,877	244,459
Portland General Electric Co.	7,352	318,636
SJW Group	4,992	326,227
Spire, Inc.	5,377	335,202
		4,660,950
Total Common Stocks (Cost $89,457,624)		102,130,944
Total Investments (Cost $89,457,624) — 99.7%(b)		102,130,944
Other assets in excess of liabilities — 0.3%		345,365
NET ASSETS — 100.00%		$102,476,309

Percentages indicated are based on net assets as of December 31, 2023.

(a)	Non-income producing security.
(b)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index	3/15/24	3	$285,365	$307,155	$21,790
					$21,790

See notes to financial statements.

Schedule of Portfolio Investments

December 31, 2023

Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)
Communication Services (0.4%):
Live Nation Entertainment, Inc.(a)	7,068	661,565
The Trade Desk, Inc., Class A(a)	4,458	320,798
		982,363
Consumer Discretionary (9.2%):
Aptiv PLC(a)	6,785	608,750
Aramark	24,348	684,179
BorgWarner, Inc.	16,588	594,680
Burlington Stores, Inc.(a)	4,485	872,243
CarMax, Inc.(a)	7,015	538,331
Chewy, Inc., Class A(a)	21,196	500,862
Chipotle Mexican Grill, Inc.(a)	365	834,740
Deckers Outdoor Corp.(a)	1,466	979,918
Domino’s Pizza, Inc.	1,762	726,349
DR Horton, Inc.	6,785	1,031,184
Five Below, Inc.(a)	3,580	763,113
Floor & Decor Holdings, Inc., Class A(a)	6,121	682,859
Garmin Ltd.	9,623	1,236,940
Genuine Parts Co.	6,494	899,419
Lennar Corp., Class A	6,895	1,027,631
LKQ Corp.	19,136	914,510
Lowe’s Cos., Inc.	4,125	918,019
NVR, Inc.(a)	153	1,071,069
O’Reilly Automotive, Inc.(a)	1,039	987,133
Penske Automotive Group, Inc.	4,181	671,092
Pool Corp.	1,853	738,810
PulteGroup, Inc.	9,106	939,921
Ross Stores, Inc.	8,147	1,127,463
Service Corp. International	16,871	1,154,820
Tesla, Inc.(a)	1,603	398,313
Tractor Supply Co.	4,156	893,665
		21,796,013
Consumer Staples (5.2%):
Bunge Global SA	5,884	593,990
Campbell Soup Co.	23,580	1,019,363
Costco Wholesale Corp.	2,009	1,326,101
Coty, Inc., Class A(a)	61,907	768,885
Darling Ingredients, Inc.(a)	12,901	642,986
Dollar General Corp.	4,604	625,914
Dollar Tree, Inc.(a)	5,311	754,427
Hormel Foods Corp.	33,146	1,064,318
Lamb Weston Holdings, Inc.	11,684	1,262,924
McCormick & Co., Inc.	13,888	950,217
Monster Beverage Corp.(a)	19,076	1,098,968

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (5.2%): (continued)
Sysco Corp.	15,575	1,139,000
US Foods Holding Corp.(a)	21,371	970,457
		12,217,550
Energy (6.4%):
APA Corp.	11,024	395,541
Baker Hughes Co.	19,192	655,983
Cheniere Energy, Inc.	3,879	662,184
Chesapeake Energy Corp.	7,275	559,739
ConocoPhillips	5,043	585,341
Coterra Energy, Inc.	21,289	543,295
Devon Energy Corp.	10,767	487,745
Diamondback Energy, Inc.	3,653	566,507
EOG Resources, Inc.	4,505	544,880
EQT Corp.	11,693	452,051
Halliburton Co.	11,536	417,026
Hess Corp.	3,509	505,858
HF Sinclair Corp.	9,141	507,965
Kinder Morgan, Inc.	61,369	1,082,549
Marathon Oil Corp.	17,888	432,174
Marathon Petroleum Corp.	3,929	582,906
Occidental Petroleum Corp.	10,085	602,175
ONEOK, Inc.	11,164	783,936
Ovintiv, Inc.	8,390	368,489
Phillips 66	5,535	736,930
Pioneer Natural Resources Co.	2,633	592,109
Schlumberger N.V.	9,096	473,356
Targa Resources Corp.	8,765	761,416
Texas Pacific Land Corp.	277	435,569
The Williams Cos., Inc.	26,224	913,382
Valero Energy Corp.	4,166	541,580
		15,190,686
Financials (10.0%):
Aflac, Inc.	11,674	963,105
American Financial Group, Inc.	7,257	862,785
Arch Capital Group Ltd.(a)	9,029	670,584
Arthur J Gallagher & Co.	4,694	1,055,587
Brown & Brown, Inc.	14,324	1,018,580
Cboe Global Markets, Inc.	6,520	1,164,211
Cincinnati Financial Corp.	6,735	696,803
Corebridge Financial, Inc.	27,628	598,422
Equitable Holdings, Inc.	21,069	701,598
Erie Indemnity Co., Class A	2,039	682,902
Everest Group Ltd.	1,783	630,433
FactSet Research Systems, Inc.	2,066	985,585
First Citizens BancShares, Inc., Class A	195	276,699

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (10.0%): (continued)
FleetCor Technologies, Inc.(a)	2,795	789,895
Franklin Resources, Inc.	32,361	964,034
Globe Life, Inc.	8,697	1,058,599
Interactive Brokers Group, Inc.	7,795	646,205
Intercontinental Exchange, Inc.	9,317	1,196,582
Jack Henry & Associates, Inc.	4,433	724,397
LPL Financial Holdings, Inc.	2,323	528,761
Markel Group, Inc.(a)	621	881,758
Morningstar, Inc.	2,607	746,228
MSCI, Inc.	1,260	712,719
Nasdaq, Inc.	14,893	865,879
Principal Financial Group, Inc.	9,771	768,685
RenaissanceRe Holdings Ltd.	2,801	548,996
Ryan Specialty Holdings, Inc.(a)	17,658	759,647
Tradeweb Markets, Inc., Class A	8,192	744,489
UWM Holdings Corp.	80,077	572,551
W R Berkley Corp.	13,420	949,062
		23,765,781
Health Care (12.8%):
Agilent Technologies, Inc.	7,033	977,798
Align Technology, Inc.(a)	1,310	358,940
Avantor, Inc.(a)	28,388	648,098
BioMarin Pharmaceutical, Inc.(a)	8,622	831,333
Bruker Corp.	10,276	755,080
Cardinal Health, Inc.	10,044	1,012,435
Cencora, Inc.	5,838	1,199,008
Centene Corp.(a)	9,627	714,420
Charles River Laboratories International, Inc.(a)	2,904	686,506
Danaher Corp.	3,964	917,032
DaVita, Inc.(a)	7,607	796,909
Dexcom, Inc.(a)	5,821	722,328
Edwards Lifesciences Corp.(a)	9,727	741,684
GE HealthCare Technologies, Inc.	10,075	778,999
HCA Healthcare, Inc.	3,793	1,026,689
Henry Schein, Inc.(a)	12,500	946,375
Humana, Inc.	1,307	598,358
IDEXX Laboratories, Inc.(a)	1,530	849,227
Incyte Corp.(a)	15,125	949,699
Insulet Corp.(a)	3,826	830,165
Intuitive Surgical, Inc.(a)	2,457	828,894
IQVIA Holdings, Inc.(a)	4,188	969,019
Mettler-Toledo International, Inc.(a)	706	856,350
Moderna, Inc.(a)	5,451	542,102
Neurocrine Biosciences, Inc.(a)	7,481	985,697

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (12.8%): (continued)
Penumbra, Inc.(a)	2,861	719,656
Regeneron Pharmaceuticals, Inc.(a)	957	840,524
Repligen Corp.(a)	2,947	529,871
ResMed, Inc.	3,889	668,986
Revvity, Inc.	7,072	773,040
STERIS PLC	3,165	695,825
Stryker Corp.	3,031	907,663
Teleflex, Inc.	3,893	970,681
United Therapeutics Corp.(a)	3,305	726,736
Veeva Systems, Inc., Class A(a)	2,547	490,348
Waters Corp.(a)	2,693	886,616
West Pharmaceutical Services, Inc.	1,772	623,957
Zoetis, Inc.	4,557	899,415
		30,256,463
Industrials (25.4%):
A.O. Smith Corp.	9,933	818,876
Advanced Drainage Systems, Inc.	3,886	546,527
AECOM	11,895	1,099,455
AGCO Corp.	5,203	631,696
Allegion PLC	7,347	930,791
AMETEK, Inc.	7,252	1,195,782
Axon Enterprise, Inc.(a)	2,298	593,642
Builders FirstSource, Inc.(a)	4,208	702,484
Carlisle Cos., Inc.	2,649	827,627
Carrier Global Corp.	12,890	740,530
Caterpillar, Inc.	2,612	772,290
CH Robinson Worldwide, Inc.	8,261	713,668
Cintas Corp.	2,004	1,207,731
Copart, Inc.(a)	20,300	994,700
CSX Corp.	28,529	989,100
Deere & Co.	1,753	700,972
Dover Corp.	5,870	902,865
Eaton Corp. PLC	3,556	856,356
EMCOR Group, Inc.	3,459	745,172
Equifax, Inc.	4,034	997,568
Expeditors International of Washington, Inc.	6,795	864,324
Fastenal Co.	15,444	1,000,308
Fortive Corp.	12,133	893,353
General Dynamics Corp.	4,827	1,253,427
Graco, Inc.	10,126	878,532
HEICO Corp.	4,855	868,414
Howmet Aerospace, Inc.	19,296	1,044,300
Hubbell, Inc.	2,306	758,513
IDEX Corp.	4,565	991,107

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (25.4%): (continued)
Illinois Tool Works, Inc.	3,856	1,010,041
Ingersoll Rand, Inc.	12,381	957,547
J.B. Hunt Transport Services, Inc.	4,253	849,494
Johnson Controls International PLC	14,475	834,339
Leidos Holdings, Inc.	7,497	811,475
Lennox International, Inc.	1,825	816,724
Lincoln Electric Holdings, Inc.	4,426	962,478
Masco Corp.	13,916	932,094
Nordson Corp.	3,290	869,086
Norfolk Southern Corp.	4,362	1,031,090
Old Dominion Freight Line, Inc.	1,431	580,027
Otis Worldwide Corp.	12,198	1,091,355
PACCAR, Inc.	9,189	897,306
Parker-Hannifin Corp.	1,844	849,531
Paychex, Inc.	7,398	881,176
Paycom Software, Inc.	1,883	389,254
Paylocity Holding Corp.(a)	2,841	468,339
Quanta Services, Inc.	4,674	1,008,649
Regal Rexnord Corp.	4,734	700,727
Republic Services, Inc.	8,055	1,328,350
Rockwell Automation, Inc.	2,545	790,172
Rollins, Inc.	25,860	1,129,306
Saia, Inc.(a)	1,167	511,403
Snap-on, Inc.	3,261	941,907
SS&C Technologies Holdings, Inc.	16,473	1,006,665
Textron, Inc.	9,737	783,050
The Toro Co.	7,778	746,610
Trane Technologies PLC	4,106	1,001,453
TransDigm Group, Inc.	1,052	1,064,203
TransUnion	10,283	706,545
U Haul Holding Co.	10,294	725,109
Union Pacific Corp.	3,545	870,723
United Rentals, Inc.	1,200	688,104
Verisk Analytics, Inc.	3,996	954,485
Vertiv Holdings Co., Class A	8,572	411,713
Waste Management, Inc.	7,887	1,412,562
Watsco, Inc.	1,818	778,958
Westinghouse Air Brake Technologies Corp.	8,775	1,113,547
WW Grainger, Inc.	1,002	830,347
Xylem, Inc.	8,550	977,778
		60,233,832
Information Technology (14.2%):
Akamai Technologies, Inc.(a)	6,711	794,247
Amphenol Corp., Class A	12,419	1,231,095
Analog Devices, Inc.	4,244	842,689

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (14.2%): (continued)
ANSYS, Inc.(a)	2,423	879,258
AppLovin Corp., Class A(a)	6,920	275,762
Arista Networks, Inc.(a)	2,129	501,401
Bentley Systems, Inc., Class B	13,993	730,155
Broadcom, Inc.	693	773,561
Cadence Design Systems, Inc.(a)	2,733	744,387
CDW Corp.	3,570	811,532
Cognizant Technology Solutions Corp., Class A	11,421	862,628
Dropbox, Inc., Class A(a)	24,164	712,355
Dynatrace, Inc.(a)	10,638	581,792
Enphase Energy, Inc.(a)	3,398	449,012
Entegris, Inc.	4,364	522,894
EPAM Systems, Inc.(a)	1,858	552,458
F5, Inc.(a)	5,753	1,029,672
Fair Isaac Corp.(a)	852	991,737
First Solar, Inc.(a)	2,283	393,315
Fortinet, Inc.(a)	7,745	453,315
Gartner, Inc.(a)	2,428	1,095,295
Jabil, Inc.	4,415	562,471
Juniper Networks, Inc.	31,279	922,105
Keysight Technologies, Inc.(a)	4,967	790,200
KLA Corp.	1,132	658,032
Lattice Semiconductor Corp.(a)	5,677	391,656
Manhattan Associates, Inc.(a)	3,685	793,454
Microchip Technology, Inc.	7,540	679,957
Monolithic Power Systems, Inc.	886	558,871
NetApp, Inc.	10,417	918,363
NVIDIA Corp.	855	423,413
NXP Semiconductors N.V.	3,188	732,220
ON Semiconductor Corp.(a)	5,367	448,306
Palo Alto Networks, Inc.(a)	1,924	567,349
PTC, Inc.(a)	6,623	1,158,760
Roper Technologies, Inc.	2,447	1,334,031
Skyworks Solutions, Inc.	6,119	687,898
Super Micro Computer, Inc.(a)	952	270,616
Synopsys, Inc.(a)	1,430	736,321
TD SYNNEX Corp.	8,763	942,986
TE Connectivity Ltd.	7,844	1,102,082
Teledyne Technologies, Inc.(a)	2,304	1,028,252
Teradyne, Inc.	6,303	684,002
Trimble, Inc.(a)	13,566	721,711
Tyler Technologies, Inc.(a)	1,885	788,156
Zebra Technologies Corp.(a)	2,200	601,326
		33,731,098

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan US Large/Mid Cap Core ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (7.1%):
Albemarle Corp.	3,164	457,135
Avery Dennison Corp.	4,623	934,586
Ball Corp.	12,902	742,123
Celanese Corp.	5,144	799,223
CF Industries Holdings, Inc.	6,905	548,947
Crown Holdings, Inc.	9,302	856,621
Eastman Chemical Co.	9,162	822,931
FMC Corp.	10,065	634,598
Freeport-McMoRan, Inc.	16,007	681,418
International Paper Co.	19,994	722,783
LyondellBasell Industries N.V., Class A	8,666	823,963
Martin Marietta Materials, Inc.	1,823	909,513
Nucor Corp.	3,955	688,328
Packaging Corp. of America	4,916	800,866
PPG Industries, Inc.	6,087	910,311
Reliance Steel & Aluminum Co.	2,892	808,835
RPM International, Inc.	7,865	877,970
Steel Dynamics, Inc.	4,789	565,581
The Mosaic Co.	14,191	507,044
The Sherwin-Williams Co.	3,246	1,012,427
Vulcan Materials Co.	4,056	920,753
Westlake Corp.	5,322	744,867
		16,770,823
Real Estate (0.4%):
CoStar Group, Inc.(a)	9,560	835,448
		835,448
Utilities (8.5%):
Alliant Energy Corp.	19,740	1,012,662
Ameren Corp.	12,880	931,739
American Electric Power Co., Inc.	12,975	1,053,830
American Water Works Co., Inc.	8,293	1,094,593
Atmos Energy Corp.	9,296	1,077,406

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (8.5%): (continued)
CenterPoint Energy, Inc.	37,255	1,064,375
CMS Energy Corp.	18,202	1,056,990
Consolidated Edison, Inc.	12,068	1,097,826
Constellation Energy Corp.	6,609	772,526
DTE Energy Co.	10,572	1,165,669
Entergy Corp.	10,033	1,015,239
Essential Utilities, Inc.	28,007	1,046,062
Evergy, Inc.	19,435	1,014,507
Eversource Energy	16,469	1,016,467
NextEra Energy, Inc.	14,784	897,980
NiSource, Inc.	39,669	1,053,212
Public Service Enterprise Group, Inc.	16,855	1,030,683
The Southern Co.	15,455	1,083,705
Vistra Corp.	18,418	709,461
WEC Energy Group, Inc.	12,225	1,028,978
		20,223,910
Total Common Stocks (Cost $204,217,371)		236,003,967
Total Investments (Cost $204,217,371) — 99.6%(b)		236,003,967
Other assets in excess of liabilities — 0.4%		946,579
NET ASSETS — 100.00%		$236,950,546

Percentages indicated are based on net assets as of December 31, 2023.

(a)	Non-income producing security.
(b)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	3/15/24	4	$939,549	$964,000	$24,451
					$24,451

See notes to financial statements.

Schedule of Portfolio Investments

December 31, 2023

Timothy Plan High Dividend Stock ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.5%)
Consumer Discretionary (7.1%):
Garmin Ltd.	25,807	3,317,232
Genuine Parts Co.	17,418	2,412,393
LKQ Corp.	51,327	2,452,917
Lowe’s Cos., Inc.	11,065	2,462,516
Service Corp. International	45,250	3,097,363
Tractor Supply Co.	11,143	2,396,079
		16,138,500
Consumer Staples (6.3%):
Bunge Global SA	15,783	1,593,294
Campbell Soup Co.	63,244	2,734,038
Dollar General Corp.	12,348	1,678,711
Hormel Foods Corp.	88,902	2,854,643
McCormick & Co., Inc.	37,247	2,548,440
Sysco Corp.	41,771	3,054,713
		14,463,839
Energy (13.2%):
APA Corp.	29,567	1,060,864
Baker Hughes Co.	51,473	1,759,347
Chesapeake Energy Corp.	19,508	1,500,946
ConocoPhillips	13,525	1,569,847
Coterra Energy, Inc.	57,098	1,457,141
Devon Energy Corp.	28,877	1,308,128
Diamondback Energy, Inc.	9,801	1,519,939
EOG Resources, Inc.	12,085	1,461,681
HF Sinclair Corp.	24,517	1,362,410
Kinder Morgan, Inc.	164,596	2,903,473
Marathon Petroleum Corp.	10,535	1,562,973
ONEOK, Inc.	29,943	2,102,598
Ovintiv, Inc.	22,501	988,244
Phillips 66	14,845	1,976,463
Pioneer Natural Resources Co.	7,064	1,588,552
Targa Resources Corp.	23,505	2,041,879
The Williams Cos., Inc.	70,341	2,449,977
Valero Energy Corp.	11,172	1,452,360
		30,066,822
Financials (9.7%):
Aflac, Inc.	31,311	2,583,158
American Financial Group, Inc.	19,460	2,313,600
Cincinnati Financial Corp.	18,067	1,869,212
Corebridge Financial, Inc.	74,046	1,603,836
Equitable Holdings, Inc.	56,506	1,881,650
Erie Indemnity Co., Class A	5,473	1,833,017
Everest Group Ltd.	4,785	1,691,880
Franklin Resources, Inc.	86,794	2,585,593

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (9.7%): (continued)
Nasdaq, Inc.	39,944	2,322,344
Principal Financial Group, Inc.	26,206	2,061,626
UWM Holdings Corp.	214,769	1,535,598
		22,281,514
Health Care (1.2%):
Cardinal Health, Inc.	26,939	2,715,451
		2,715,451
Industrials (19.7%):
A.O. Smith Corp.	26,641	2,196,284
Allegion PLC	19,708	2,496,807
Caterpillar, Inc.	7,006	2,071,464
CH Robinson Worldwide, Inc.	22,156	1,914,057
Eaton Corp. PLC	9,536	2,296,460
Fastenal Co.	41,418	2,682,644
General Dynamics Corp.	12,947	3,361,947
Illinois Tool Works, Inc.	10,341	2,708,722
Johnson Controls International PLC	38,821	2,237,642
Masco Corp.	37,325	2,500,029
Norfolk Southern Corp.	11,699	2,765,410
Paychex, Inc.	19,840	2,363,142
Rockwell Automation, Inc.	6,823	2,118,405
Snap-on, Inc.	8,747	2,526,483
SS&C Technologies Holdings, Inc.	44,181	2,699,901
Union Pacific Corp.	9,507	2,335,109
Waste Management, Inc.	21,151	3,788,144
Watsco, Inc.	4,873	2,087,934
		45,150,584
Information Technology (8.8%):
Analog Devices, Inc.	11,382	2,260,010
Broadcom, Inc.	1,855	2,070,644
Cognizant Technology Solutions Corp., Class A	30,632	2,313,635
Juniper Networks, Inc.	83,894	2,473,195
Microchip Technology, Inc.	20,221	1,823,530
NetApp, Inc.	27,939	2,463,102
NXP Semiconductors N.V.	8,548	1,963,305
Skyworks Solutions, Inc.	16,415	1,845,374
TE Connectivity Ltd.	21,039	2,955,979
		20,168,774
Materials (10.7%):
Avery Dennison Corp.	12,402	2,507,188
Ball Corp.	34,605	1,990,480
Celanese Corp.	13,798	2,143,795
CF Industries Holdings, Inc.	18,518	1,472,181
Eastman Chemical Co.	24,573	2,207,147
FMC Corp.	26,997	1,702,161

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan High Dividend Stock ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (10.7%): (continued)
International Paper Co.	53,627	1,938,616
LyondellBasell Industries N.V., Class A	23,242	2,209,849
Packaging Corp. of America	13,184	2,147,805
PPG Industries, Inc.	16,325	2,441,404
RPM International, Inc.	21,097	2,355,058
The Mosaic Co.	38,064	1,360,027
		24,475,711
Utilities (22.8%):
Alliant Energy Corp.	52,945	2,716,078
Ameren Corp.	34,543	2,498,841
American Electric Power Co., Inc.	34,797	2,826,212
American Water Works Co., Inc.	22,242	2,935,721
Atmos Energy Corp.	24,934	2,889,851
CenterPoint Energy, Inc.	99,922	2,854,771
CMS Energy Corp.	48,818	2,834,861
Consolidated Edison, Inc.	32,370	2,944,699
DTE Energy Co.	28,355	3,126,422
Entergy Corp.	26,910	2,723,023
Essential Utilities, Inc.	75,116	2,805,583
Evergy, Inc.	52,126	2,720,977
Eversource Energy	44,169	2,726,111
NextEra Energy, Inc.	39,651	2,408,402
NiSource, Inc.	106,394	2,824,761

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (22.8%): (continued)
Public Service Enterprise Group, Inc.	45,208	2,764,469
The Southern Co.	41,449	2,906,404
Vistra Corp.	49,394	1,902,657
WEC Energy Group, Inc.	32,787	2,759,682
		52,169,525
Total Common Stocks (Cost $211,792,998)		227,630,720
Total Investments (Cost $211,792,998) — 99.5%(a)		227,630,720
Other assets in excess of liabilities — 0.5%		1,167,628
NET ASSETS — 100.00%		$228,798,348

Percentages indicated are based on net assets as of December 31, 2023.

(a)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	3/15/24	4	$940,299	$964,000	$23,701
					$23,701

See notes to financial statements.

Schedule of Portfolio Investments

December 31, 2023

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.2%)
Australia (6.6%):
Communication Services (0.7%):
REA Group Ltd.	2,426	299,411
Telstra Group Ltd.	143,187	386,312
		685,723
Consumer Discretionary (0.4%):
Wesfarmers Ltd.	9,233	358,807
		358,807
Consumer Staples (0.8%):
Coles Group Ltd.	34,509	378,763
Woolworths Group Ltd.	14,150	358,623
		737,386
Energy (0.4%):
Santos Ltd.	46,712	241,870
Woodside Energy Group Ltd.	8,729	184,716
		426,586
Financials (1.8%):
ANZ Group Holdings Ltd.	17,243	304,500
Commonwealth Bank of Australia	4,366	332,556
Insurance Australia Group Ltd.	63,211	243,752
National Australia Bank Ltd.	13,663	285,774
Suncorp Group Ltd.	28,991	273,560
Westpac Banking Corp.	20,081	313,299
		1,753,441
Health Care (1.0%):
Cochlear Ltd.	1,711	348,162
CSL Ltd.	2,008	392,152
Sonic Healthcare Ltd.	11,517	251,717
		992,031
Industrials (0.5%):
Brambles Ltd.	32,976	305,546
Computershare Ltd.	13,522	224,694
		530,240
Information Technology (0.2%):
WiseTech Global Ltd.	3,862	198,312
		198,312
Materials (0.8%):
BHP Group Ltd.	7,216	247,829
Fortescue Ltd.	11,247	222,368
Rio Tinto Ltd.	2,802	258,976
		729,173
		6,411,699
Austria (0.6%):
Energy (0.2%):
OMV AG	4,188	183,846
		183,846

SECURITY DESCRIPTION	SHARES	VALUE ($)
Austria (0.6%): (continued)
Financials (0.2%):
Erste Group Bank AG	5,533	224,322
		224,322
Utilities (0.2%):
Verbund AG	2,227	206,609
		206,609
		614,777
Belgium (0.8%):
Financials (0.5%):
Groupe Bruxelles Lambert NV	3,967	311,857
KBC Group N.V.	3,760	243,705
		555,562
Materials (0.3%):
Solvay SA, Class A	2,011	61,554
Syensqo SA (a)	2,011	209,233
		270,787
		826,349
Canada (9.9%):
Consumer Discretionary (0.5%):
Dollarama, Inc.	4,619	332,907
Magna International, Inc.	3,171	187,378
		520,285
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc.	5,355	315,383
Metro, Inc.	7,582	392,520
		707,903
Energy (1.9%):
ARC Resources Ltd.	11,420	169,546
Cameco Corp.	4,667	201,242
Canadian Natural Resources Ltd.	3,068	201,021
Cenovus Energy, Inc.	7,781	129,674
Imperial Oil Ltd.	3,240	184,584
Pembina Pipeline Corp.	9,930	341,918
Suncor Energy, Inc.	5,906	189,229
TC Energy Corp.	6,931	270,774
Tourmaline Oil Corp.	3,471	156,115
		1,844,103
Financials (2.3%):
Brookfield Asset Management Ltd., Class A	7,339	294,801
Fairfax Financial Holdings Ltd.	316	291,579
Great-West Lifeco, Inc.	14,912	493,653
Intact Financial Corp.	2,524	388,363
National Bank of Canada	4,660	355,242
Power Corp. of Canada	15,165	433,694
		2,257,332

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (9.9%): (continued)
Industrials (1.6%):
Canadian National Railway Co.	2,727	342,805
Canadian Pacific Kansas City Ltd.	3,781	299,192
TFI International, Inc.	1,539	209,366
Waste Connections, Inc.	2,891	431,741
WSP Global, Inc.	2,093	293,421
		1,576,525
Information Technology (0.6%):
Constellation Software, Inc.	122	302,515
Open Text Corp.	5,718	240,347
		542,862
Materials (1.2%):
Agnico Eagle Mines Ltd.	3,895	213,580
First Quantum Minerals Ltd.	5,301	43,411
Franco-Nevada Corp.	1,688	186,994
Ivanhoe Mines Ltd. (a)	18,125	175,792
Nutrien Ltd.	3,118	175,680
Teck Resources Ltd., Class B	3,240	136,971
Wheaton Precious Metals Corp.	4,675	230,662
		1,163,090
Utilities (1.1%):
Emera, Inc.	10,282	390,357
Fortis, Inc.	8,131	334,532
Hydro One Ltd.	13,103	392,625
		1,117,514
		9,729,614
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC	9,535	204,084
		204,084
Denmark (2.2%):
Consumer Discretionary (0.2%):
Pandora A/S	1,460	201,803
		201,803
Financials (0.6%):
Danske Bank A/S	8,526	227,815
Tryg A/S	14,750	320,932
		548,747
Health Care (0.5%):
Coloplast A/S, Class B	2,448	279,916
Genmab A/S (a)	800	255,351
		535,267
Industrials (0.4%):
AP Moller - Maersk A/S, Class B	80	143,849
DSV A/S	1,434	251,797
		395,646

SECURITY DESCRIPTION	SHARES	VALUE ($)
Denmark (2.2%): (continued)
Materials (0.3%):
Novozymes A/S, Class B Shares	6,312	346,943
		346,943
Utilities (0.2%):
Orsted A/S	2,792	154,787
		154,787
		2,183,193
Finland (2.2%):
Energy (0.2%):
Neste Oyj	5,114	181,820
		181,820
Financials (0.5%):
Nordea Bank Abp	18,360	227,112
Sampo Oyj, Class A Shares	6,767	295,864
		522,976
Industrials (0.5%):
Kone Oyj, Class B	5,557	277,004
Metso Oyj	19,169	194,026
		471,030
Information Technology (0.2%):
Nokia Oyj	68,830	231,875
		231,875
Materials (0.5%):
Stora Enso Oyj, Class R	14,209	196,441
UPM-Kymmene Oyj	7,305	274,635
		471,076
Utilities (0.3%):
Fortum Oyj	19,089	275,180
		275,180
		2,153,957
France (6.9%):
Consumer Discretionary (0.5%):
Cie Generale des Etablissements Michelin SCA	8,067	289,036
Hermes International SCA	112	237,213
		526,249
Consumer Staples (0.3%):
Carrefour SA	13,939	254,867
		254,867
Energy (0.2%):
TotalEnergies SE	3,211	218,329
		218,329
Financials (1.2%):
Amundi SA	3,813	259,262
Credit Agricole SA	17,835	253,008
Edenred SE	5,769	344,754

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (6.9%): (continued)
Financials (1.2%): (continued)
Societe Generale SA	7,010	185,897
Worldline SA (a)	7,423	128,393
		1,171,314
Health Care (1.0%):
BioMerieux	2,745	304,811
EssilorLuxottica SA	1,322	264,995
Ipsen SA	1,992	237,248
Sartorius Stedim Biotech	681	180,030
		987,084
Industrials (2.5%):
Bouygues SA	8,406	316,584
Bureau Veritas SA	12,368	312,217
Eiffage SA	3,046	326,199
Getlink SE	17,528	320,490
Legrand SA	3,022	313,888
Safran SA	1,695	298,341
Thales SA	1,664	246,029
Vinci SA	2,564	321,788
		2,455,536
Information Technology (0.5%):
Dassault Systemes SE	5,610	273,918
STMicroelectronics N.V.	3,916	195,571
		469,489
Materials (0.4%):
Air Liquide SA	1,774	344,868
		344,868
Utilities (0.3%):
Veolia Environnement SA	10,053	316,917
		316,917
		6,744,653
Germany (5.5%):
Consumer Discretionary (0.4%):
Continental AG	2,606	221,261
Puma SE	2,837	158,202
		379,463
Consumer Staples (0.4%):
Beiersdorf AG	2,661	398,580
		398,580
Financials (1.3%):
Commerzbank AG	11,794	140,076
Deutsche Boerse AG	1,465	301,584
Hannover Rueck SE	1,190	284,115
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	691	286,099

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (5.5%): (continued)
Financials (1.3%): (continued)
Talanx AG	3,618	258,183
		1,270,057
Health Care (0.2%):
Fresenius Medical Care AG	5,058	211,932
		211,932
Industrials (1.8%):
Brenntag SE	3,558	326,832
Daimler Truck Holding AG	6,345	238,263
Deutsche Lufthansa AG (a)	27,390	243,316
Deutsche Post AG	5,544	274,489
Knorr-Bremse AG	3,621	235,016
MTU Aero Engines AG	1,015	218,750
Rheinmetall AG	654	207,181
		1,743,847
Information Technology (0.2%):
Infineon Technologies AG	4,920	205,281
		205,281
Materials (0.5%):
Heidelberg Materials AG	3,124	279,104
Symrise AG	2,485	273,307
		552,411
Utilities (0.7%):
E.ON SE	24,008	321,976
RWE AG	7,544	342,909
		664,885
		5,426,456
Hong Kong (3.2%):
Financials (0.5%):
AIA Group Ltd.	24,267	211,492
Hang Seng Bank Ltd.	23,727	276,676
		488,168
Industrials (0.5%):
CK Hutchison Holdings Ltd.	56,353	302,038
Techtronic Industries Co. Ltd.	13,575	161,772
		463,810
Real Estate (1.1%):
Henderson Land Development Co. Ltd.	90,206	277,843
Sino Land Co. Ltd.	217,795	236,813
Sun Hung Kai Properties Ltd.	24,093	260,579
Swire Pacific Ltd., Class A	29,485	249,604
		1,024,839
Utilities (1.1%):
CLP Holdings Ltd.	44,000	363,182
Hong Kong & China Gas Co. Ltd.	410,274	314,213

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Hong Kong (3.2%): (continued)
Utilities (1.1%): (continued)
Power Assets Holdings Ltd.	74,462	431,522
		1,108,917
		3,085,734
Ireland (1.4%):
Consumer Staples (0.3%):
Kerry Group PLC, Class A	3,630	315,175
		315,175
Financials (0.3%):
AIB Group PLC	39,086	167,395
Bank of Ireland Group PLC	15,915	144,366
		311,761
Industrials (0.2%):
Kingspan Group PLC	2,250	194,710
		194,710
Materials (0.6%):
CRH PLC	4,565	315,715
Smurfit Kappa Group PLC	5,883	233,917
		549,632
		1,371,278
Israel (0.7%):
Financials (0.5%):
Bank Hapoalim BM	24,819	223,633
Bank Leumi Le-Israel BM	27,238	219,761
		443,394
Information Technology (0.2%):
Nice Ltd. (a)	1,083	218,851
		218,851
		662,245
Italy (3.7%):
Communication Services (0.3%):
Infrastrutture Wireless Italiane SpA	22,643	286,174
		286,174
Consumer Discretionary (0.2%):
Moncler SpA	3,530	217,031
		217,031
Energy (0.2%):
Eni SpA	13,597	230,349
		230,349
Financials (1.5%):
Assicurazioni Generali SpA	14,164	298,692
Intesa Sanpaolo SpA	76,979	224,617
Mediobanca Banca di Credito Finanziario SpA	20,811	257,393
Nexi SpA (a)	27,397	223,964
Poste Italiane SpA	25,724	291,750

SECURITY DESCRIPTION	SHARES	VALUE ($)
Italy (3.7%): (continued)
Financials (1.5%): (continued)
UniCredit SpA	5,951	161,361
		1,457,777
Health Care (0.3%):
Recordati Industria Chimica e Farmaceutica SpA	4,682	252,353
		252,353
Industrials (0.2%):
Prysmian SpA	5,371	244,077
		244,077
Utilities (1.0%):
Enel SpA	45,697	339,464
Snam SpA	60,150	309,062
Terna - Rete Elettrica Nazionale	37,253	310,620
		959,146
		3,646,907
Japan (19.2%):
Communication Services (0.7%):
Nexon Co. Ltd.	11,600	211,421
SoftBank Corp.	37,800	471,763
		683,184
Consumer Discretionary (1.7%):
Bridgestone Corp.	8,300	343,822
Denso Corp.	17,200	259,501
Fast Retailing Co. Ltd.	1,000	248,191
Oriental Land Co. Ltd.	8,500	316,595
Panasonic Holdings Corp.	22,000	217,924
Suzuki Motor Corp.	6,100	261,039
		1,647,072
Consumer Staples (1.7%):
Aeon Co. Ltd.	16,200	362,081
Ajinomoto Co., Inc.	6,100	235,381
Kao Corp.	8,000	329,125
Seven & i Holdings Co. Ltd.	7,300	289,711
Shiseido Co. Ltd.	7,000	211,122
Unicharm Corp.	7,600	274,825
		1,702,245
Energy (0.2%):
Inpex Corp.	11,400	154,003
		154,003
Financials (2.0%):
Dai-ichi Life Holdings, Inc.	8,900	188,883
Japan Post Holdings Co. Ltd.	27,900	249,256
MS&AD Insurance Group Holdings, Inc.	7,100	279,306
ORIX Corp.	14,200	267,522

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.2%): (continued)
Financials (2.0%): (continued)
Sompo Holdings, Inc.	5,600	273,923
Sumitomo Mitsui Financial Group, Inc.	4,300	209,845
Sumitomo Mitsui Trust Holdings, Inc.	12,200	234,169
Tokio Marine Holdings, Inc.	10,200	255,326
		1,958,230
Health Care (1.9%):
Chugai Pharmaceutical Co. Ltd.	8,700	329,660
Daiichi Sankyo Co. Ltd.	6,600	181,268
Eisai Co. Ltd.	3,900	195,083
Hoya Corp.	2,100	262,537
Olympus Corp.	14,000	202,632
Shionogi & Co. Ltd.	7,400	356,825
Terumo Corp.	9,600	314,734
		1,842,739
Industrials (4.8%):
Central Japan Railway Co.	15,200	386,415
Daikin Industries Ltd.	1,400	228,252
East Japan Railway Co.	6,300	363,262
FANUC Corp.	9,500	279,447
Hitachi Ltd.	4,200	302,979
ITOCHU Corp.	6,700	274,074
Komatsu Ltd.	8,900	232,822
Kubota Corp.	17,400	261,963
Marubeni Corp.	13,400	211,816
Mitsubishi Corp.	13,800	220,587
Mitsubishi Electric Corp.	21,500	304,855
Mitsubishi Heavy Industries Ltd.	3,700	216,284
Nidec Corp.	4,700	189,860
Nippon Yusen KK	7,200	223,232
Secom Co. Ltd.	4,400	316,939
SMC Corp.	500	268,691
Toyota Industries Corp.	2,500	203,930
Toyota Tsusho Corp.	4,000	235,721
		4,721,129
Information Technology (4.4%):
Advantest Corp.	4,100	139,507
Canon, Inc.	12,700	326,103
Disco Corp.	800	198,496
FUJIFILM Holdings Corp.	5,200	312,524
Fujitsu Ltd.	2,200	331,997
Keyence Corp.	600	264,378
Kyocera Corp.	26,800	391,221
Lasertec Corp.	800	210,924

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.2%): (continued)
Information Technology (4.4%): (continued)
Murata Manufacturing Co. Ltd.	15,100	320,572
NEC Corp.	4,500	266,527
Nomura Research Institute Ltd.	9,400	273,439
NTT Data Group Corp.	18,500	262,317
OBIC Co. Ltd.	2,000	344,659
Renesas Electronics Corp. (a)	10,000	180,806
TDK Corp.	5,900	281,106
Tokyo Electron Ltd.	1,200	214,967
		4,319,543
Materials (0.8%):
Nippon Paint Holdings Co. Ltd.	29,200	236,118
Nippon Steel Corp.	9,400	215,364
Shin-Etsu Chemical Co. Ltd.	7,600	318,976
		770,458
Real Estate (1.0%):
Daiwa House Industry Co. Ltd.	12,400	375,747
Mitsubishi Estate Co. Ltd.	22,500	310,097
Mitsui Fudosan Co. Ltd.	12,200	299,245
		985,089
		18,783,692
Korea, Republic Of (0.4%):
Financials (0.2%):
Samsung Fire & Marine Insurance Co. Ltd.	1,073	219,149
		219,149
Industrials (0.1%):
POSCO International Corp.	1,618	78,406
		78,406
Materials (0.1%):
Ecopro Co. Ltd.	103	51,752
		51,752
		349,307
Luxembourg (0.7%):
Energy (0.2%):
Tenaris SA	10,712	186,167
		186,167
Health Care (0.3%):
Eurofins Scientific SE	3,871	252,011
		252,011
Materials (0.2%):
ArcelorMittal SA	8,424	238,737
		238,737
		676,915

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Netherlands (2.9%):
Consumer Discretionary (0.2%):
Prosus N.V.	5,613	167,189
		167,189
Financials (1.0%):
ABN AMRO Bank N.V.	12,331	184,973
Adyen N.V. (a)	123	158,386
ASR Nederland NV	4,958	233,682
ING Groep N.V.	14,019	209,304
NN Group N.V.	4,931	194,582
		980,927
Health Care (0.4%):
QIAGEN NV (a)	8,809	383,102
		383,102
Industrials (0.6%):
Randstad N.V.	4,192	262,451
Wolters Kluwer N.V.	2,255	320,344
		582,795
Information Technology (0.4%):
ASM International N.V.	383	198,674
BE Semiconductor Industries NV	1,516	228,331
		427,005
Materials (0.3%):
Akzo Nobel N.V.	3,508	289,713
		289,713
		2,830,731
Norway (1.5%):
Communication Services (0.3%):
Telenor ASA	22,212	255,024
		255,024
Consumer Staples (0.2%):
Mowi ASA	12,344	221,219
		221,219
Energy (0.3%):
Aker BP ASA	5,219	151,859
Equinor ASA	4,853	153,944
		305,803
Financials (0.3%):
DNB Bank ASA	12,352	262,715
		262,715
Materials (0.4%):
Norsk Hydro ASA	27,469	185,009
Yara International ASA	5,844	207,851
		392,860
		1,437,621

SECURITY DESCRIPTION	SHARES	VALUE ($)
Portugal (0.8%):
Consumer Staples (0.3%):
Jeronimo Martins SGPS SA	11,394	289,767
		289,767
Energy (0.2%):
Galp Energia SGPS SA	12,806	188,565
		188,565
Utilities (0.3%):
EDP - Energias de Portugal SA	67,067	337,201
		337,201
		815,533
Russian Federation (0.0%):†
Materials (0.0%):†
Evraz PLC (a)(b)(c)	38,723	19,986
		19,986
Singapore (3.1%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	184,100	344,647
		344,647
Consumer Staples (0.4%):
Wilmar International Ltd.	129,600	350,668
		350,668
Financials (1.2%):
DBS Group Holdings Ltd.	14,800	374,767
Oversea-Chinese Banking Corp. Ltd.	42,500	418,751
United Overseas Bank Ltd.	17,500	377,350
		1,170,868
Industrials (0.9%):
Jardine Cycle & Carriage Ltd.	13,400	302,246
Keppel Ltd.	45,100	241,668
Singapore Airlines Ltd.	62,200	309,256
		853,170
Real Estate (0.3%):
CapitaLand Investment Ltd.	116,700	279,500
		279,500
		2,998,853
South Korea (3.9%):
Communication Services (0.5%):
Kakao Corp. (a)	5,944	250,648
NAVER Corp.	1,085	188,739
		439,387
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd.	1,187	218,466
Kia Corp.	3,266	253,630
LG Electronics, Inc.	2,167	171,314
		643,410

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Singapore (3.1%): (continued)
Financials (0.9%):
KakaoBank Corp.	8,650	191,446
KB Financial Group, Inc.	4,996	209,896
Samsung Life Insurance Co. Ltd.	4,764	255,644
Shinhan Financial Group Co. Ltd.	8,125	253,335
		910,321
Health Care (0.3%):
Celltrion, Inc.	1,609	251,777
		251,777
Industrials (0.8%):
Ecopro BM Co. Ltd.	455	101,763
LG Corp.	3,265	217,802
POSCO Future M Co. Ltd.	432	120,438
Samsung C&T Corp.	3,672	369,281
		809,284
Information Technology (0.4%):
Samsung Electronics Co. Ltd.	4,267	260,122
Samsung SDI Co. Ltd.	467	171,177
		431,299
Materials (0.3%):
LG Chem Ltd.	437	169,343
POSCO Holdings, Inc.	349	135,378
		304,721
		3,790,199
Spain (2.7%):
Consumer Discretionary (0.6%):
Amadeus IT Group SA	4,220	302,214
Industria de Diseno Textil SA	6,843	297,827
		600,041
Energy (0.2%):
Repsol SA	13,683	203,140
		203,140
Financials (0.2%):
CaixaBank SA	47,403	194,957
		194,957
Industrials (1.0%):
ACS Actividades de Construccion y Servicios SA	8,023	355,649
Aena SME SA	1,543	279,489
Ferrovial SE	10,726	390,936
		1,026,074
Utilities (0.7%):
Endesa SA	13,518	275,445
Iberdrola SA	29,903	391,793
		667,238
		2,691,450

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (4.3%):
Consumer Staples (0.3%):
Essity AB, Class B	11,185	277,337
		277,337
Financials (1.6%):
Industrivarden AB, Class C	9,060	295,006
Investor AB, Class B	13,108	303,567
L E Lundbergforetagen AB, Class B	5,724	311,222
Skandinaviska Enskilda Banken AB, Class A	16,321	224,682
Svenska Handelsbanken AB, Class A	20,222	219,519
Swedbank AB, Class A	10,169	205,044
		1,559,040
Industrials (1.6%):
Alfa Laval AB	5,828	233,178
Assa Abloy AB, Class B	9,965	286,917
Atlas Copco AB, Class A	12,712	218,812
Epiroc AB, Class A	9,788	196,294
Nibe Industrier AB, Class B	24,384	171,226
Sandvik AB	10,886	235,481
Volvo AB, Class B	8,984	233,187
		1,575,095
Information Technology (0.6%):
Hexagon AB, Class B	22,886	274,541
Telefonaktiebolaget LM Ericsson, Class B	43,536	272,508
		547,049
Materials (0.2%):
Svenska Cellulosa AB SCA, Class B	13,679	204,998
		204,998
		4,163,519
Switzerland (7.8%):
Communication Services (0.4%):
Swisscom AG, Registered	631	379,741
		379,741
Consumer Discretionary (0.4%):
Cie Financiere Richemont SA, Registered	1,537	211,593
The Swatch Group AG	788	214,245
		425,838
Consumer Staples (0.8%):
Barry Callebaut AG, Registered	215	362,851
Chocoladefabriken Lindt & Spruengli AG	33	396,016
		758,867
Financials (1.3%):
Banque Cantonale Vaudoise, Registered	2,667	344,160

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Switzerland (7.8%): (continued)
Financials (1.3%): (continued)
Julius Baer Group Ltd.	2,977	166,943
Partners Group Holding AG	157	226,500
Swiss Life Holding AG	388	269,495
Swiss Re AG	2,335	262,604
		1,269,702
Health Care (0.9%):
Alcon, Inc.	3,426	267,463
Lonza Group AG, Registered	440	185,095
Sonova Holding AG	795	259,453
Straumann Holding AG, Class R	1,315	212,076
		924,087
Industrials (1.8%):
ABB Ltd., Registered	8,052	357,207
Geberit AG, Registered	504	323,092
Kuehne + Nagel International AG, Class R	763	262,985
Schindler Holding AG	1,070	267,627
SGS SA, Registered	3,530	304,551
VAT Group AG	455	228,095
		1,743,557
Information Technology (0.2%):
Logitech International SA, Class R	2,491	236,301
		236,301
Materials (2.0%):
DSM-Firmenich AG	2,408	244,532
EMS-Chemie Holding AG	359	290,769
Givaudan SA, Registered	79	327,350
Glencore PLC	30,168	181,505
Holcim AG	4,440	348,631
SIG Group AG	10,902	250,896
Sika AG, Registered	825	268,557
		1,912,240
		7,650,333
United Kingdom (7.5%):
Communication Services (0.5%):
BT Group PLC	137,940	217,278
Informa PLC	30,675	305,390
		522,668
Consumer Discretionary (0.7%):
Burberry Group PLC	9,438	170,314
JD Sports Fashion PLC	99,071	209,523
Next PLC	2,991	309,437
		689,274
Consumer Staples (0.6%):
Associated British Foods PLC	10,889	328,468

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (7.5%): (continued)
Consumer Staples (0.6%): (continued)
Haleon PLC	70,184	287,693
		616,161
Financials (1.9%):
3i Group PLC	9,256	285,579
Admiral Group PLC	6,964	238,204
Legal & General Group PLC	85,393	273,260
Lloyds Banking Group PLC	457,187	277,978
London Stock Exchange Group PLC	3,428	405,149
Standard Chartered PLC	20,087	170,643
Wise PLC, Class A (a)	15,162	168,879
		1,819,692
Health Care (0.3%):
Smith & Nephew PLC	23,274	319,888
		319,888
Industrials (2.0%):
Ashtead Group PLC	3,437	239,243
Bunzl PLC	9,532	387,509
International Consolidated Airlines Group SA (a)	106,901	211,165
RELX PLC	9,122	361,541
Rentokil Initial PLC	43,940	246,836
Rolls-Royce Holdings PLC (a)	46,137	176,215
Spirax-Sarco Engineering PLC	2,340	313,271
		1,935,780
Information Technology (0.8%):
Halma PLC	11,596	337,530
The Sage Group PLC	28,452	425,141
		762,671
Materials (0.7%):
Anglo American PLC	6,060	152,187
Croda International PLC	3,680	236,836
Rio Tinto PLC	3,142	233,924
		622,947
		7,289,081
United States (0.5%):
Industrials (0.2%):
RB Global, Inc.	3,483	233,102
		233,102
Utilities (0.3%):
Brookfield Renewable Corp., Class A	8,520	245,266
		245,266
		478,368
Total Common Stocks (Cost $87,333,960)		97,036,534

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan International ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Warrant (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a)(c)	141	—
		—
Total Warrant (Cost $–)		—
Total Investments (Cost $87,333,960) — 99.2%(d)		97,036,534
Other assets in excess of liabilities — 0.8%		764,860
NET ASSETS — 100.00%		$97,801,394

Percentages indicated are based on net assets as of December 31, 2023.

(a)	Non-income producing security.
(b)	The following table details the earliest acquisition date and cost of the Fund’s restricted securities due to trading restrictions at December 31, 2023.

Security Name	Acquisition Date	Cost
Evraz PLC	12/4/2019	$247,473

(c)

Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.02% of the Fund’s net asset as of December 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(d)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index	3/15/24	4	$437,031	$450,480	$13,449
					$13,449

See notes to financial statements.

Schedule of Portfolio Investments

December 31, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.4%)
Communication Services (0.4%):
Live Nation Entertainment, Inc.(a)	1,730	161,928
The Trade Desk, Inc., Class A(a)	1,092	78,580
		240,508
Consumer Discretionary (9.2%):
Aptiv PLC(a)	1,660	148,935
Aramark	5,961	167,504
BorgWarner, Inc.	4,061	145,587
Burlington Stores, Inc.(a)	1,098	213,539
CarMax, Inc.(a)	1,717	131,763
Chewy, Inc., Class A(a)	5,189	122,616
Chipotle Mexican Grill, Inc.(a)	89	203,539
Deckers Outdoor Corp.(a)	359	239,966
Domino’s Pizza, Inc.	432	178,083
DR Horton, Inc.	1,660	252,287
Five Below, Inc.(a)	876	186,728
Floor & Decor Holdings, Inc., Class A(a)	1,499	167,228
Garmin Ltd.	2,356	302,840
Genuine Parts Co.	1,590	220,215
Lennar Corp., Class A	1,688	251,580
LKQ Corp.	4,685	223,896
Lowe’s Cos., Inc.	1,010	224,776
NVR, Inc.(a)	37	259,017
O’Reilly Automotive, Inc.(a)	255	242,270
Penske Automotive Group, Inc.	1,024	164,362
Pool Corp.	453	180,616
PulteGroup, Inc.	2,229	230,077
Ross Stores, Inc.	1,994	275,950
Service Corp. International	4,130	282,699
Tesla, Inc.(a)	392	97,404
Tractor Supply Co.	1,017	218,686
		5,332,163
Consumer Staples (5.1%):
Bunge Global SA	1,441	145,469
Campbell Soup Co.	5,773	249,567
Costco Wholesale Corp.	492	324,759
Coty, Inc., Class A(a)	15,156	188,237
Darling Ingredients, Inc.(a)	3,158	157,395
Dollar General Corp.	1,127	153,216
Dollar Tree, Inc.(a)	1,300	184,665
Hormel Foods Corp.	8,115	260,573
Lamb Weston Holdings, Inc.	2,861	309,245
McCormick & Co., Inc.	3,400	232,628
Monster Beverage Corp.(a)	4,669	268,981

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (5.1%): (continued)
Sysco Corp.	3,812	278,772
US Foods Holding Corp.(a)	5,232	237,585
		2,991,092
Energy (6.4%):
APA Corp.	2,699	96,840
Baker Hughes Co.	4,698	160,578
Cheniere Energy, Inc.	949	162,004
Chesapeake Energy Corp.	1,781	137,030
ConocoPhillips	1,235	143,346
Coterra Energy, Inc.	5,212	133,010
Devon Energy Corp.	2,636	119,411
Diamondback Energy, Inc.	909	140,968
EOG Resources, Inc.	1,117	135,101
EQT Corp.	2,863	110,683
Halliburton Co.	2,825	102,124
Hess Corp.	859	123,833
HF Sinclair Corp.	2,238	124,366
Kinder Morgan, Inc.	15,023	265,006
Marathon Oil Corp.	4,379	105,797
Marathon Petroleum Corp.	962	142,722
Occidental Petroleum Corp.	2,470	147,484
ONEOK, Inc.	2,733	191,911
Ovintiv, Inc.	2,054	90,212
Phillips 66	1,355	180,405
Pioneer Natural Resources Co.	644	144,823
Schlumberger N.V.	2,227	115,893
Targa Resources Corp.	2,146	186,423
Texas Pacific Land Corp.	68	106,926
The Williams Cos., Inc.	6,420	223,608
Valero Energy Corp.	1,020	132,600
		3,723,104
Financials (10.0%):
Aflac, Inc.	2,858	235,785
American Financial Group, Inc.	1,802	214,240
Arch Capital Group Ltd.(a)	2,211	164,211
Arthur J Gallagher & Co.	1,149	258,387
Brown & Brown, Inc.	3,506	249,312
Cboe Global Markets, Inc.	1,596	284,982
Cincinnati Financial Corp.	1,649	170,605
Corebridge Financial, Inc.	6,746	146,118
Equitable Holdings, Inc.	5,158	171,761
Erie Indemnity Co., Class A	499	167,125
Everest Group Ltd.	436	154,161
FactSet Research Systems, Inc.	506	241,387
First Citizens BancShares, Inc., Class A	47	66,692

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (10.0%): (continued)
FleetCor Technologies, Inc.(a)	684	193,305
Franklin Resources, Inc.	7,923	236,026
Globe Life, Inc.	2,129	259,142
Interactive Brokers Group, Inc.	1,909	158,256
Intercontinental Exchange, Inc.	2,281	292,949
Jack Henry & Associates, Inc.	1,085	177,300
LPL Financial Holdings, Inc.	569	129,516
Markel Group, Inc.(a)	152	215,825
Morningstar, Inc.	638	182,621
MSCI, Inc.	309	174,786
Nasdaq, Inc.	3,646	211,978
Principal Financial Group, Inc.	2,392	188,179
RenaissanceRe Holdings Ltd.	686	134,456
Ryan Specialty Holdings, Inc.(a)	4,323	185,975
Tradeweb Markets, Inc., Class A	2,006	182,305
UWM Holdings Corp.	19,604	140,169
W R Berkley Corp.	3,286	232,386
		5,819,940
Health Care (12.7%):
Agilent Technologies, Inc.	1,721	239,271
Align Technology, Inc.(a)	321	87,954
Avantor, Inc.(a)	6,950	158,668
BioMarin Pharmaceutical, Inc.(a)	2,111	203,543
Bruker Corp.	2,516	184,876
Cardinal Health, Inc.	2,459	247,867
Cencora, Inc.	1,429	293,488
Centene Corp.(a)	2,357	174,913
Charles River Laboratories International, Inc.(a)	711	168,080
Danaher Corp.	970	224,400
DaVita, Inc.(a)	1,862	195,063
Dexcom, Inc.(a)	1,425	176,828
Edwards Lifesciences Corp.(a)	2,381	181,551
GE HealthCare Technologies, Inc.	2,467	190,748
HCA Healthcare, Inc.	929	251,462
Henry Schein, Inc.(a)	3,060	231,673
Humana, Inc.	320	146,499
IDEXX Laboratories, Inc.(a)	375	208,144
Incyte Corp.(a)	3,702	232,449
Insulet Corp.(a)	937	203,310
Intuitive Surgical, Inc.(a)	601	202,753
IQVIA Holdings, Inc.(a)	1,025	237,164
Mettler-Toledo International, Inc.(a)	173	209,842
Moderna, Inc.(a)	1,335	132,766
Neurocrine Biosciences, Inc.(a)	1,832	241,384

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (12.7%): (continued)
Penumbra, Inc.(a)	700	176,078
Regeneron Pharmaceuticals, Inc.(a)	234	205,520
Repligen Corp.(a)	721	129,636
ResMed, Inc.	952	163,763
Revvity, Inc.	1,731	189,216
STERIS PLC	775	170,384
Stryker Corp.	742	222,199
Teleflex, Inc.	953	237,621
United Therapeutics Corp.(a)	809	177,891
Veeva Systems, Inc., Class A(a)	624	120,132
Waters Corp.(a)	659	216,963
West Pharmaceutical Services, Inc.	433	152,468
Zoetis, Inc.	1,115	220,068
		7,406,635
Industrials (25.4%):
A.O. Smith Corp.	2,431	200,412
Advanced Drainage Systems, Inc.	951	133,749
AECOM	2,912	269,156
AGCO Corp.	1,274	154,676
Allegion PLC	1,799	227,915
AMETEK, Inc.	1,776	292,845
Axon Enterprise, Inc.(a)	562	145,181
Builders FirstSource, Inc.(a)	1,030	171,948
Carlisle Cos., Inc.	649	202,767
Carrier Global Corp.	3,155	181,255
Caterpillar, Inc.	639	188,933
CH Robinson Worldwide, Inc.	2,022	174,681
Cintas Corp.	490	295,303
Copart, Inc.(a)	4,970	243,530
CSX Corp.	6,984	242,135
Deere & Co.	430	171,944
Dover Corp.	1,437	221,025
Eaton Corp. PLC	871	209,754
EMCOR Group, Inc.	846	182,254
Equifax, Inc.	988	244,323
Expeditors International of Washington, Inc.	1,663	211,534
Fastenal Co.	3,804	246,385
Fortive Corp.	2,970	218,681
General Dynamics Corp.	1,182	306,930
Graco, Inc.	2,479	215,078
HEICO Corp.	1,189	212,676
Howmet Aerospace, Inc.	4,723	255,609
Hubbell, Inc.	564	185,517
IDEX Corp.	1,117	242,512
Illinois Tool Works, Inc.	943	247,009

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (25.4%): (continued)
Ingersoll Rand, Inc.	3,031	234,418
J.B. Hunt Transport Services, Inc.	1,042	208,129
Johnson Controls International PLC	3,544	204,276
Leidos Holdings, Inc.	1,836	198,729
Lennox International, Inc.	446	199,594
Lincoln Electric Holdings, Inc.	1,084	235,727
Masco Corp.	3,407	228,201
Nordson Corp.	805	212,649
Norfolk Southern Corp.	1,068	252,454
Old Dominion Freight Line, Inc.	350	141,865
Otis Worldwide Corp.	2,986	267,157
PACCAR, Inc.	2,325	227,036
Parker-Hannifin Corp.	451	207,776
Paychex, Inc.	1,810	215,589
Paycom Software, Inc.	461	95,298
Paylocity Holding Corp.(a)	695	114,571
Quanta Services, Inc.	1,145	247,091
Regal Rexnord Corp.	1,159	171,555
Republic Services, Inc.	1,971	325,038
Rockwell Automation, Inc.	623	193,429
Rollins, Inc.	6,331	276,475
Saia, Inc.(a)	286	125,331
Snap-on, Inc.	798	230,494
SS&C Technologies Holdings, Inc.	4,033	246,457
Textron, Inc.	2,383	191,641
The Toro Co.	1,904	182,765
Trane Technologies PLC	1,005	245,119
TransDigm Group, Inc.	268	271,109
TransUnion	2,518	173,012
U Haul Holding Co.	2,521	177,579
Union Pacific Corp.	868	213,198
United Rentals, Inc.	293	168,012
Verisk Analytics, Inc.	979	233,844
Vertiv Holdings Co., Class A	2,099	100,815
Waste Management, Inc.	1,930	345,663
Watsco, Inc.	445	190,669
Westinghouse Air Brake Technologies Corp.	2,148	272,581
WW Grainger, Inc.	245	203,029
Xylem, Inc.	2,093	239,355
		14,763,447
Information Technology (14.2%):
Akamai Technologies, Inc.(a)	1,643	194,449
Amphenol Corp., Class A	3,040	301,355
Analog Devices, Inc.	1,039	206,304
ANSYS, Inc.(a)	593	215,188

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (14.2%): (continued)
AppLovin Corp., Class A(a)	1,694	67,506
Arista Networks, Inc.(a)	522	122,936
Bentley Systems, Inc., Class B	3,426	178,769
Broadcom, Inc.	170	189,763
Cadence Design Systems, Inc.(a)	669	182,216
CDW Corp.	874	198,678
Cognizant Technology Solutions Corp., Class A	2,796	211,182
Dropbox, Inc., Class A(a)	5,916	174,404
Dynatrace, Inc.(a)	2,604	142,413
Enphase Energy, Inc.(a)	832	109,940
Entegris, Inc.	1,068	127,968
EPAM Systems, Inc.(a)	455	135,290
F5, Inc.(a)	1,408	252,004
Fair Isaac Corp.(a)	209	243,278
First Solar, Inc.(a)	559	96,305
Fortinet, Inc.(a)	1,896	110,973
Gartner, Inc.(a)	594	267,959
Jabil, Inc.	1,081	137,719
Juniper Networks, Inc.	7,658	225,758
Keysight Technologies, Inc.(a)	1,216	193,453
KLA Corp.	278	161,601
Lattice Semiconductor Corp.(a)	1,390	95,896
Manhattan Associates, Inc.(a)	902	194,219
Microchip Technology, Inc.	1,846	166,472
Monolithic Power Systems, Inc.	217	136,879
NetApp, Inc.	2,550	224,808
NVIDIA Corp.	209	103,501
NXP Semiconductors N.V.	781	179,380
ON Semiconductor Corp.(a)	1,314	109,758
Palo Alto Networks, Inc.(a)	471	138,888
PTC, Inc.(a)	1,621	283,610
Roper Technologies, Inc.	599	326,557
Skyworks Solutions, Inc.	1,499	168,518
Super Micro Computer, Inc.(a)	233	66,233
Synopsys, Inc.(a)	350	180,218
TD SYNNEX Corp.	2,145	230,823
TE Connectivity Ltd.	1,920	269,760
Teledyne Technologies, Inc.(a)	564	251,708
Teradyne, Inc.	1,543	167,446
Trimble, Inc.(a)	3,321	176,677
Tyler Technologies, Inc.(a)	462	193,171
Zebra Technologies Corp.(a)	538	147,052
		8,258,985
Materials (7.1%):
Albemarle Corp.	775	111,972

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (7.1%): (continued)
Avery Dennison Corp.	1,132	228,845
Ball Corp.	3,159	181,706
Celanese Corp.	1,259	195,611
CF Industries Holdings, Inc.	1,690	134,355
Crown Holdings, Inc.	2,277	209,689
Eastman Chemical Co.	2,243	201,466
FMC Corp.	2,464	155,355
Freeport-McMoRan, Inc.	3,919	166,832
International Paper Co.	4,895	176,954
LyondellBasell Industries N.V., Class A	2,121	201,665
Martin Marietta Materials, Inc.	446	222,514
Nucor Corp.	968	168,471
Packaging Corp. of America	1,203	195,981
PPG Industries, Inc.	1,490	222,829
Reliance Steel & Aluminum Co.	708	198,013
RPM International, Inc.	1,925	214,888
Steel Dynamics, Inc.	1,172	138,413
The Mosaic Co.	3,474	124,126
The Sherwin-Williams Co.	794	247,648
Vulcan Materials Co.	993	225,421
Westlake Corp.	1,302	182,228
		4,104,982
Real Estate (0.4%):
CoStar Group, Inc.(a)	2,340	204,493
		204,493
Utilities (8.5%):
Alliant Energy Corp.	4,832	247,882
Ameren Corp.	3,153	228,088
American Electric Power Co., Inc.	3,177	258,036
American Water Works Co., Inc.	2,030	267,940
Atmos Energy Corp.	2,275	263,672
CenterPoint Energy, Inc.	9,120	260,558
CMS Energy Corp.	4,456	258,760
Consolidated Edison, Inc.	2,954	268,725
Constellation Energy Corp.	1,618	189,128
DTE Energy Co.	2,588	285,353
Entergy Corp.	2,456	248,523
Essential Utilities, Inc.	6,857	256,109
Evergy, Inc.	4,758	248,368
Eversource Energy	4,032	248,855
NextEra Energy, Inc.	3,619	219,818
NiSource, Inc.	9,712	257,853
Public Service Enterprise Group, Inc.	4,126	252,305
The Southern Co.	3,784	265,334

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (8.5%): (continued)
Vistra Corp.	4,509	173,687
WEC Energy Group, Inc.	2,992	251,837
		4,950,831
Total Common Stocks (Cost $52,756,160)		57,796,180

Investment Company (0.4%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.23%(b)	254,850	254,850
Total Investment Company (Cost $254,850)		254,850
Total Investments (Cost $53,011,010) — 99.8%(c)		58,051,030
Other assets in excess of liabilities — 0.2%		126,142
NET ASSETS — 100.00%		$58,177,172

Percentages indicated are based on net assets as of December 31, 2023.

(a)	Non-income producing security.
(b)	Rate disclosed is the 7-Day effective yield on December 31, 2023.
(c)	See Federal Tax Information listed in the Notes to Financial Statements.

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	3/15/24	1	$239,292	$241,000	$1,708
					$1,708

See notes to financial statements.

Schedule of Portfolio Investments

December 31, 2023

Timothy Plan High Dividend Stock Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.3%)
Consumer Discretionary (7.0%):
Garmin Ltd.	7,509	965,207
Genuine Parts Co.	5,068	701,918
LKQ Corp.	14,933	713,648
Lowe’s Cos., Inc.	3,219	716,388
Service Corp. International	13,166	901,213
Tractor Supply Co.	3,242	697,127
		4,695,501
Consumer Staples (6.3%):
Bunge Global SA	4,592	463,563
Campbell Soup Co.	18,401	795,475
Dollar General Corp.	3,593	488,468
Hormel Foods Corp.	25,866	830,557
McCormick & Co., Inc.	10,836	741,399
Sysco Corp.	12,152	888,676
		4,208,138
Energy (13.1%):
APA Corp.	8,602	308,640
Baker Hughes Co.	14,976	511,880
Chesapeake Energy Corp.	5,676	436,711
ConocoPhillips	3,935	456,735
Coterra Energy, Inc.	16,612	423,938
Devon Energy Corp.	8,402	380,611
Diamondback Energy, Inc.	2,898	449,422
EOG Resources, Inc.	3,560	430,582
HF Sinclair Corp.	7,133	396,381
Kinder Morgan, Inc.	47,889	844,762
Marathon Petroleum Corp.	3,066	454,872
ONEOK, Inc.	8,711	611,686
Ovintiv, Inc.	6,547	287,544
Phillips 66	4,319	575,032
Pioneer Natural Resources Co.	2,055	462,128
Targa Resources Corp.	6,839	594,104
The Williams Cos., Inc.	20,465	712,796
Valero Energy Corp.	3,251	422,630
		8,760,454
Financials (9.7%):
Aflac, Inc.	9,110	751,575
American Financial Group, Inc.	5,742	682,666
Cincinnati Financial Corp.	5,257	543,889
Corebridge Financial, Inc.	21,500	465,690
Equitable Holdings, Inc.	16,440	547,452
Erie Indemnity Co., Class A	1,592	533,193
Everest Group Ltd.	1,392	492,183
Franklin Resources, Inc.	25,253	752,287

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (9.7%): (continued)
Nasdaq, Inc.	11,621	675,645
Principal Financial Group, Inc.	7,625	599,859
UWM Holdings Corp.	62,487	446,782
		6,491,221
Health Care (1.2%):
Cardinal Health, Inc.	7,838	790,071
		790,071
Industrials (19.7%):
A.O. Smith Corp.	7,752	639,075
Allegion PLC	5,734	726,440
Caterpillar, Inc.	2,037	602,280
CH Robinson Worldwide, Inc.	6,446	556,870
Eaton Corp. PLC	2,775	668,276
Fastenal Co.	12,125	785,336
General Dynamics Corp.	3,767	978,177
Illinois Tool Works, Inc.	3,009	788,177
Johnson Controls International PLC	11,296	651,101
Masco Corp.	10,860	727,403
Norfolk Southern Corp.	3,404	804,638
Paychex, Inc.	5,773	687,622
Rockwell Automation, Inc.	1,985	616,303
Snap-on, Inc.	2,545	735,098
SS&C Technologies Holdings, Inc.	12,854	785,508
Union Pacific Corp.	2,766	679,385
Waste Management, Inc.	6,154	1,102,181
Watsco, Inc.	1,418	607,570
		13,141,440
Information Technology (8.8%):
Analog Devices, Inc.	3,312	657,631
Broadcom, Inc.	540	602,775
Cognizant Technology Solutions Corp., Class A	8,913	673,199
Juniper Networks, Inc.	24,409	719,577
Microchip Technology, Inc.	5,882	530,439
NetApp, Inc.	8,128	716,564
NXP Semiconductors N.V.	2,487	571,214
Skyworks Solutions, Inc.	4,776	536,918
TE Connectivity Ltd.	6,121	860,001
		5,868,318
Materials (10.7%):
Avery Dennison Corp.	3,608	729,393
Ball Corp.	10,068	579,111
Celanese Corp.	4,015	623,811
CF Industries Holdings, Inc.	5,388	428,346
Eastman Chemical Co.	7,150	642,213
FMC Corp.	7,855	495,258

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan High Dividend Stock Enhanced ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (10.7%): (continued)
International Paper Co.	15,603	564,048
LyondellBasell Industries N.V., Class A	6,762	642,931
Packaging Corp. of America	3,836	624,923
PPG Industries, Inc.	4,749	710,213
RPM International, Inc.	6,138	685,185
The Mosaic Co.	11,074	395,674
		7,121,106
Utilities (22.8%):
Alliant Energy Corp.	15,404	790,225
Ameren Corp.	10,051	727,089
American Electric Power Co., Inc.	10,124	822,271
American Water Works Co., Inc.	6,471	854,107
Atmos Energy Corp.	7,255	840,855
CenterPoint Energy, Inc.	29,071	830,558
CMS Energy Corp.	14,203	824,768
Consolidated Edison, Inc.	9,417	856,665
DTE Energy Co.	8,249	909,535
Entergy Corp.	7,829	792,217
Essential Utilities, Inc.	21,855	816,284
Evergy, Inc.	15,165	791,613
Eversource Energy	12,850	793,102
NextEra Energy, Inc.	11,536	700,697
NiSource, Inc.	30,954	821,829
Public Service Enterprise Group, Inc.	13,152	804,245
The Southern Co.	12,060	845,647
Vistra Corp.	14,371	553,571
WEC Energy Group, Inc.	9,538	802,813
		15,178,091
Total Common Stocks (Cost $62,630,540)		66,254,340

SECURITY DESCRIPTION	SHARES	VALUE ($)
Investment Company (0.6%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.23%(a)	408,795	408,795
Total Investment Company (Cost $408,795)		408,795
Total Investments (Cost $63,039,335) — 99.9%(b)		66,663,135
Other assets in excess of liabilities — 0.1%		100,927
NET ASSETS — 100.00%		$66,764,062

Percentages indicated are based on net assets as of December 31, 2023.

(a)	Rate disclosed is the 7-Day effective yield on December 31, 2023.
(b)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	3/15/24	2	$479,858	$482,000	$2,142
					$2,142

See notes to financial statements.

Schedule of Portfolio Investments

December 31, 2023

Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (89.9%)
Communication Services (3.2%):
BT Group PLC	83,833	132,051
Cogent Communications Holdings, Inc.	2,357	179,273
John Wiley & Sons, Inc., Class A	2,600	82,524
LG Uplus Corp.	25,527	202,797
Tele2 AB, Class B Shares	17,319	148,652
Telefonica Deutschland Holding AG	35,275	91,579
Telenor ASA	18,049	207,227
Telia Co. AB	14,969	38,200
		1,082,303
Consumer Discretionary (8.3%):
Barratt Developments PLC	24,721	177,245
Camping World Holdings, Inc., Class A	2,221	58,323
Carter’s, Inc.	1,661	124,392
Cracker Barrel Old Country Store, Inc.	1,571	121,093
Ethan Allen Interiors, Inc.	3,521	112,390
Foot Locker, Inc.	2,397	74,667
Garmin Ltd.	477	61,314
Guess?, Inc.	4,095	94,431
H&R Block, Inc.	2,696	130,406
Haverty Furniture Cos., Inc.	879	31,205
Kontoor Brands, Inc.	2,350	146,687
LCI Industries	1,140	143,309
Leggett & Platt, Inc.	2,354	61,604
MDC Holdings, Inc.	2,925	161,606
Monro, Inc.	3,400	99,756
Movado Group, Inc.	3,525	106,279
Newell Brands, Inc.	2,611	22,663
Next PLC	759	78,523
Persimmon PLC	3,846	68,080
Porsche Automobil Holding SE	638	32,620
Smith & Wesson Brands, Inc.	4,063	55,094
Stellantis N.V.	9,376	218,886
Strategic Education, Inc.	1,510	139,479
Taylor Wimpey PLC	88,831	166,470
The Aaron’s Co., Inc.	5,430	59,078
The Cheesecake Factory, Inc.	119	4,166
Upbound Group, Inc.	3,235	109,893
Vail Resorts, Inc.	663	141,531
Wolverine World Wide, Inc.	4,865	43,250
		2,844,440
Consumer Staples (4.2%):
B&G Foods, Inc.	7,265	76,282

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (4.2%): (continued)
Cal-Maine Foods, Inc.	1,197	68,696
Campbell Soup Co.	3,646	157,617
Energizer Holdings, Inc.	4,732	149,910
Flowers Foods, Inc.	7,457	167,857
Ingredion, Inc.	1,117	121,228
J Sainsbury PLC	29,906	115,328
Kesko Oyj, Class B	1,909	37,771
Medifast, Inc.	837	56,263
Nu Skin Enterprises, Inc., Class A	3,018	58,609
Reynolds Consumer Products, Inc.	7,380	198,079
SpartanNash Co.	3,500	80,325
The J.M. Smucker Co.	1,100	139,018
		1,426,983
Energy (11.8%):
Aker BP ASA	4,231	123,110
Ampol Ltd.	7,588	186,885
Antero Midstream Corp.	10,487	131,402
Archrock, Inc.	9,886	152,244
Ardmore Shipping Corp.	4,877	68,717
Berry Corp.	11,984	84,248
Chesapeake Energy Corp.	376	28,929
Civitas Resources, Inc.	496	33,916
Comstock Resources, Inc.	6,393	56,578
CONSOL Energy, Inc.	1,041	104,652
Coterra Energy, Inc.	3,865	98,635
Crescent Energy Co., Class A	8,240	108,850
CVR Energy, Inc.	2,380	72,114
DHT Holdings, Inc.	7,745	75,978
DT Midstream, Inc.	2,361	129,383
Eni SpA	7,597	128,702
Equitrans Midstream Corp.	8,313	84,626
Evolution Petroleum Corp.	6,445	37,445
FLEX LNG Ltd.	3,507	101,913
HF Sinclair Corp.	1,335	74,186
Keyera Corp.	8,509	205,709
Kinder Morgan, Inc.	6,073	107,128
Kinetik Holdings, Inc.	3,882	129,659
New Fortress Energy, Inc.	2,004	75,611
Nordic American Tankers Ltd.	18,245	76,629
Northern Oil and Gas, Inc.	2,503	92,786
OMV AG	2,229	97,849
ONEOK, Inc.	1,384	97,185
Ovintiv, Inc.	1,697	74,532
Pembina Pipeline Corp.	6,179	212,760
Phillips 66	723	96,260
Pioneer Natural Resources Co.	371	83,431

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (11.8%): (continued)
SFL Corp. Ltd.	15,516	175,021
Sitio Royalties Corp., Class A	3,705	87,105
TC Energy Corp.	3,527	137,790
The Williams Cos., Inc.	4,564	158,964
VAALCO Energy, Inc.	19,544	87,753
Valero Energy Corp.	643	83,590
Woodside Energy Group Ltd.	5,351	113,234
		4,075,509
Financials (24.9%):
ABN AMRO Bank N.V.	5,933	88,999
Ageas SA	2,811	121,971
A-Mark Precious Metals, Inc.	2,800	84,700
ANZ Group Holdings Ltd.	12,062	213,007
Artisan Partners Asset Management, Inc., Class A	4,171	184,275
Assicurazioni Generali SpA	7,446	157,022
Axis Capital Holdings Ltd.	1,640	90,807
Bank of Hawaii Corp.	1,382	100,140
Bank OZK	2,203	109,775
BankUnited, Inc.	2,797	90,707
Blue Owl Capital, Inc.	7,271	108,338
Brookline BanCorp, Inc.	10,105	110,246
Capitol Federal Financial, Inc.	19,428	125,311
CNA Financial Corp.	2,860	121,007
Columbia Banking System, Inc.	3,402	90,765
Credit Agricole SA	4,348	61,681
First American Financial Corp.	1,708	110,063
First BanCorp	3,922	64,517
First Busey Corp.	2,058	51,080
First Financial BanCorp	4,192	99,560
First Hawaiian, Inc.	4,567	104,402
First Interstate BancSystem, Inc., Class A	4,183	128,627
FNB Corp.	10,614	146,155
Franklin Resources, Inc.	4,716	140,490
Glacier BanCorp, Inc.	3,659	151,190
Great-West Lifeco, Inc.	4,221	139,734
Hana Financial Group, Inc.	1,496	50,420
Hanmi Financial Corp.	6,087	118,088
Hope BanCorp, Inc.	10,954	132,324
Industrial Bank of Korea(a)	5,325	49,044
ING Groep N.V.	2,799	41,789
Intesa Sanpaolo SpA	53,037	154,757
Invesco Ltd.	7,405	132,105
Janus Henderson Group PLC	4,915	148,187
Jefferies Financial Group, Inc.	2,359	95,327

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.9%): (continued)
KBC Group N.V.	1,735	112,454
Lazard, Inc., Class A	3,568	124,166
Legal & General Group PLC	48,485	155,153
Mediobanca Banca di Credito Finanziario SpA	15,032	185,917
MGIC Investment Corp.	3,748	72,299
New York Community BanCorp, Inc.	4,585	46,905
NH Investment & Securities Co. Ltd.	1,906	15,290
NN Group N.V.	3,241	127,893
Nordea Bank Abp	16,640	205,836
Northwest Bancshares, Inc.	13,124	163,787
OceanFirst Financial Corp.	5,462	94,820
Old Republic International Corp.	5,334	156,820
OneMain Holdings, Inc.	2,362	116,210
Pacific Premier BanCorp, Inc.	4,258	123,950
Patria Investments Ltd., Class A	1,844	28,600
Popular, Inc.	1,881	154,374
Poste Italiane SpA	11,127	126,198
Power Corp. of Canada	6,786	194,069
Principal Financial Group, Inc.	889	69,938
Prosperity Bancshares, Inc.	2,049	138,779
Radian Group, Inc.	1,409	40,227
Safety Insurance Group, Inc.	1,904	144,685
Sandy Spring BanCorp, Inc.	4,257	115,961
Shinhan Financial Group Co. Ltd.	2,071	64,573
Societe Generale SA	3,702	98,173
Southside Bancshares, Inc.	3,904	122,273
Stewart Information Services Corp.	68	3,995
Swiss Re AG	1,407	158,237
Synovus Financial Corp.	3,124	117,619
TFS Financial Corp.	11,264	165,468
The Bank of NT Butterfield & Son Ltd.	4,222	135,146
The Western Union Co.	8,120	96,790
UWM Holdings Corp.	9,793	70,020
Valley National BanCorp	10,111	109,805
Virtu Financial, Inc., Class A	5,707	115,624
Washington Trust BanCorp, Inc.	3,644	117,993
Webster Financial Corp.	2,021	102,586
WesBanco, Inc.	3,725	116,853
Western Alliance BanCorp	1,012	66,579
Westpac Banking Corp.	13,289	207,332
Woori Financial Group, Inc.	6,301	63,612
		8,563,619
Health Care (0.6%):
Baxter International, Inc.	3,000	115,980

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (0.6%): (continued)
Embecta Corp.	1,700	32,181
Patterson Cos., Inc.	1,535	43,671
		191,832
Industrials (8.4%):
ACCO Brands Corp.	8,932	54,306
ACS Actividades de Construccion y Servicios SA	6,623	293,589
Adecco Group AG	3,345	164,187
AP Moller - Maersk A/S, Class B	22	39,559
Aurizon Holdings Ltd.	30,641	79,328
Bouygues SA	5,463	205,746
Costamare, Inc.	13,252	137,953
Deluxe Corp.	5,652	121,235
Deutsche Post AG	565	27,974
Eagle Bulk Shipping, Inc.	1,400	77,560
EMCOR Group, Inc.	117	25,205
Ennis, Inc.	2,897	63,473
Genco Shipping & Trading Ltd.	7,878	130,696
Golden Ocean Group Ltd.	13,697	133,683
GS Holdings Corp.	4,919	156,238
HNI Corp.	3,622	151,508
Kaman Corp.	187	4,479
Kawasaki Kisen Kaisha Ltd.	300	12,874
Kennametal, Inc.	119	3,069
Kuehne + Nagel International AG, Class R	129	44,463
ManpowerGroup, Inc.	1,667	132,476
MDU Resources Group, Inc.	466	9,227
MillerKnoll, Inc.	2,910	77,639
Mitsui OSK Lines Ltd.	2,700	86,508
MSC Industrial Direct Co., Inc.	1,738	175,990
Nippon Yusen KK	500	15,502
PACCAR, Inc.	1,053	102,825
Randstad N.V.	40	2,504
Ryder System, Inc.	488	56,149
Trinity Industries, Inc.	4,354	115,773
TTEC Holdings, Inc.	3,300	71,511
Watsco, Inc.	297	127,256
		2,900,485
Information Technology (0.2%):
NetApp, Inc.	901	79,432
		79,432
Materials (10.0%):
Amcor PLC	11,664	112,441
Anglo American PLC	1,544	38,775
Antofagasta PLC	1,812	38,783

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (10.0%): (continued)
Ardagh Metal Packaging SA	15,110	58,022
BASF SE	2,888	155,500
BHP Group Ltd.	4,852	166,639
Boliden AB	2,574	80,290
CRH PLC	2,411	166,745
Eastman Chemical Co.	1,652	148,383
Element Solutions, Inc.	7,385	170,889
Evonik Industries AG	8,618	175,982
Fortescue Ltd.	7,058	139,546
Huntsman Corp.	4,003	100,595
ICL Group Ltd.	9,372	47,561
International Paper Co.	3,580	129,417
Johnson Matthey PLC	77	1,666
LyondellBasell Industries N.V., Class A	1,485	141,194
Newmont Corp.	1,671	69,163
Norsk Hydro ASA	13,825	93,114
Packaging Corp. of America	799	130,165
Pilbara Minerals Ltd.	4,329	11,650
Rio Tinto PLC	1,725	128,427
Sonoco Products Co.	2,733	152,693
South32 Ltd.	19,871	45,082
Southern Copper Corp.	880	75,742
Stora Enso Oyj, Class R	13,132	181,551
SunCoke Energy, Inc.	13,285	142,681
The Chemours Co.	1,794	56,583
The Scotts Miracle-Gro Co.	1,007	64,196
Tronox Holdings PLC	6,269	88,769
Wacker Chemie AG	619	78,096
Westrock Co.	2,830	117,502
Yara International ASA	4,010	142,622
		3,450,464
Real Estate (0.2%):
RE/MAX Holdings, Inc.	6,300	83,979
		83,979
Utilities (18.1%):
Algonquin Power & Utilities Corp.	25,163	158,776
ALLETE, Inc.	2,968	181,523
Alliant Energy Corp.	2,368	121,478
American Electric Power Co., Inc.	1,049	85,200
APA Group	6,798	39,553
Avangrid, Inc.	1,735	56,231
Avista Corp.	5,721	204,468
Black Hills Corp.	3,821	206,143
Brookfield Infrastructure Corp., Class A	3,847	135,722

See notes to financial statements.

Schedule of Portfolio Investments - continued

December 31, 2023

Timothy Plan Market Neutral ETF

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (18.1%): (continued)
Clearway Energy, Inc., Class C	2,153	59,057
CMS Energy Corp.	2,465	143,142
Consolidated Edison, Inc.	1,538	139,912
DTE Energy Co.	1,593	175,644
Emera, Inc.	5,114	194,154
Enagas SA	11,285	190,147
Endesa SA	7,719	157,284
Enel SpA	28,265	209,969
Engie SA	11,534	202,656
Entergy Corp.	1,047	105,946
Evergy, Inc.	2,148	112,126
Eversource Energy	944	58,264
Fortum Oyj	7,363	106,142
IDACORP, Inc.	1,173	115,329
National Fuel Gas Co.	1,888	94,721
Naturgy Energy Group SA	510	15,199
NextEra Energy, Inc.	1,500	91,110
NiSource, Inc.	5,196	137,954
Northwest Natural Holding Co.	4,578	178,267
Northwestern Energy Group, Inc.	3,980	202,542
NRG Energy, Inc.	2,550	131,835
OGE Energy Corp.	2,530	88,373
ONE Gas, Inc.	2,183	139,101
Pinnacle West Capital Corp.	1,875	134,700
Portland General Electric Co.	4,590	198,931

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (18.1%): (continued)
Public Service Enterprise Group, Inc.	2,059	125,908
Redeia Corp. SA	12,284	202,166
Snam SpA	35,137	180,541
Southwest Gas Holdings, Inc.	1,900	120,365
Spire, Inc.	3,037	189,326
SSE PLC	8,964	212,025
The Southern Co.	2,180	152,862
UGI Corp.	2,895	71,217
United Utilities Group PLC	5,213	70,388
Unitil Corp.	751	39,480
Vistra Corp.	3,307	127,386
WEC Energy Group, Inc.	1,939	163,206
		6,226,469
Total Common Stocks (Cost $29,118,737)		30,925,515
Total Investments (Cost $29,118,737) — 89.9%(b)		30,925,515
Other assets in excess of liabilities — 10.1%		3,481,350
NET ASSETS — 100.00%		$34,406,865

Percentages indicated are based on net assets as of December 31, 2023.

(a)	Non-income producing security.
(b)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Short Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index	3/15/24	94	$(8,940,415)	$(9,624,190)	$(683,775)
Mini MSCI EAFE Index	3/15/24	93	(10,070,591)	(10,473,660)	(403,069)
S&P 500 Index E-mini	3/15/24	175	(40,779,952)	(42,175,000)	(1,395,048)
					$(2,481,892)

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E Mini Future Index	3/15/24	84	$27,404,345	$28,599,480	$1,195,135
					$1,195,135
Total Net Futures Contracts					$(1,286,757)

See notes to financial statements.

Statements of Assets and Liabilities

December 31, 2023

Timothy Plan

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
ASSETS:
Investments, at value (Cost $89,457,624 and $204,217,371)	$102,130,944	$236,003,967
Cash	214,688	648,569
Deposits with broker for futures contracts	110,892	220,009
Interest and dividends receivable	68,649	179,688
Reclaims receivable	—	767
Total Assets	102,525,173	237,053,000
LIABILITIES:
Variation margin payable on open futures contracts	4,740	1,292
Accrued expenses and other payables:
Investment advisory fees	44,124	101,162
Total Liabilities	48,864	102,454
Net Assets	102,476,309	236,950,546
NET ASSETS CONSIST OF:
Capital	$102,797,915	$225,269,295
Total distributable earnings/(loss)	(321,606)	11,681,251
Net Assets	$102,476,309	$236,950,546

Shares Outstanding (unlimited shares authorized, no par value):	2,900,000	6,200,000
Net asset value per share:	$35.34	$38.22

See notes to financial statements.

Statements of Assets and Liabilities - continued

December 31, 2023

Timothy Plan

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
ASSETS:
Investments, at value (Cost $211,792,998 and $87,333,960)	$227,630,720	$97,036,534
Foreign currency, at value (Cost $— and $20,590)	—	20,644
Cash	827,589	291,436
Deposits with broker for futures contracts	239,240	111,734
Interest and dividends receivable	208,303	109,326
Receivable for investments sold	1,648,812	—
Variation margin receivable on open futures contracts	—	240
Reclaims receivable	2,030	281,557
Total Assets	230,556,694	97,851,471
LIABILITIES:
Payable for capital shares redeemed	1,658,007	—
Variation margin payable on open futures contracts	2,450	—
Accrued expenses and other payables:
Investment advisory fees	97,889	50,077
Total Liabilities	1,758,346	50,077
Net Assets	228,798,348	97,801,394
NET ASSETS CONSIST OF:
Capital	$232,794,749	$99,353,819
Total distributable earnings/(loss)	(3,996,401)	(1,552,425)
Net Assets	$228,798,348	$97,801,394

Shares Outstanding (unlimited shares authorized, no par value):	6,900,000	3,700,000
Net asset value per share:	$33.16	$26.43

See notes to financial statements.

Statements of Assets and Liabilities - continued

December 31, 2023

Timothy Plan

	Timothy Plan US Large/Mid Cap Core Enhanced ETF	Timothy Plan High Dividend Stock Enhanced ETF
ASSETS:
Investments, at value (Cost $53,011,010 and $63,039,335)	$58,051,030	$66,663,135
Deposits with broker for futures contracts	84,189	54,021
Interest and dividends receivable	67,767	85,382
Receivable for investments sold	—	1,125,669
Reclaims receivable	209	167
Total Assets	58,203,195	67,928,374
LIABILITIES:
Payable for capital shares redeemed	—	1,133,768
Variation margin payable on open futures contracts	613	1,225
Accrued expenses and other payables:
Investment advisory fees	25,410	29,319
Total Liabilities	26,023	1,164,312
Net Assets	58,177,172	66,764,062
NET ASSETS CONSIST OF:
Capital	$68,113,651	$78,533,568
Total distributable earnings/(loss)	(9,936,479)	(11,769,506)
Net Assets	$58,177,172	$66,764,062

Shares Outstanding (unlimited shares authorized, no par value):	2,550,000	2,950,000
Net asset value per share:	$22.81	$22.63

See notes to financial statements.

Statements of Assets and Liabilities - continued

December 31, 2023

Timothy Plan

Timothy Plan Market Neutral ETF
ASSETS:
Investments, at value (Cost $29,118,737)	$30,925,515
Foreign currency, at value (Cost $5,939)	5,939
Cash	363,023
Deposits with broker for futures contracts	2,881,551
Interest and dividends receivable	78,038
Receivable for investments sold	3,584
Variation margin receivable on open futures contracts	255,708
Reclaims receivable	30,682
Total Assets	34,544,040
LIABILITIES:
Variation margin payable on open futures contracts	118,140
Accrued expenses and other payables:
Investment advisory fees	19,035
Total Liabilities	137,175
Net Assets	34,406,865
NET ASSETS CONSIST OF:
Capital	$37,506,177
Total distributable earnings/(loss)	(3,099,312)
Net Assets	$34,406,865

Shares Outstanding (unlimited shares authorized, no par value):	1,420,000
Net asset value per share:	$24.23

See notes to financial statements.

Statements of Operations

For the Year Ended December 31, 2023

Timothy Plan

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
Investment Income:
Dividend income	$1,372,676	$3,190,546
Interest income	2,211	6,956
Foreign tax withholding	(1,791)	(1,153)
Total Income	1,373,096	3,196,349
Expenses:
Investment advisory fees	432,006	1,075,180
Total Expenses	432,006	1,075,180
Net Investment Income (Loss)	941,090	2,121,169
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	(6,192,255)	(7,443,123)
Net realized gains (losses) from in-kind transactions	4,989,678	10,133,102
Net realized gains (losses) from futures contracts	26,187	106,544
Net change in unrealized appreciation/depreciation on investments	12,529,706	23,931,973
Net change in unrealized appreciation/depreciation on futures contracts	23,569	22,992
Net realized/unrealized gains on investments	11,376,885	26,751,488
Change in net assets resulting from operations	$12,317,975	$28,872,657

See notes to financial statements.

Statements of Operations - continued

For the Year Ended December 31, 2023

Timothy Plan

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
Investment Income:
Dividend income	$5,647,936	$3,191,484
Interest income	6,911	3,947
Foreign tax reclaims	—	158,408
Foreign tax withholding	(2,821)	(559,564)
Total Income	5,652,026	2,794,275
Expenses:
Investment advisory fees	1,009,961	536,989
Total Expenses	1,009,961	536,989
Net Investment Income (Loss)	4,642,065	2,257,286
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign currency transactions	(8,178,232)	(3,138,061)
Net realized gains (losses) from in-kind transactions	8,913,506	601,609
Net realized gains (losses) from futures contracts	122,056	26,254
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	12,649,600	13,148,635
Net change in unrealized appreciation/depreciation on futures contracts	36,640	17,405
Net realized/unrealized gains on investments	13,543,570	10,655,842
Change in net assets resulting from operations	$18,185,635	$12,913,128

See notes to financial statements.

Statements of Operations - continued

For the Year Ended December 31, 2023

Timothy Plan

	Timothy Plan US Large/Mid Cap Core Enhanced ETF	Timothy Plan High Dividend Stock Enhanced ETF
Investment Income:
Dividend income	$1,341,094	$2,191,187
Interest income	2,999	2,072
Foreign tax withholding	(237)	(1,239)
Total Income	1,343,856	2,192,020
Expenses:
Investment advisory fees	316,568	365,078
Total Expenses	316,568	365,078
Net Investment Income (Loss)	1,027,288	1,826,942
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	(9,172,274)	(8,483,568)
Net realized gains (losses) from in-kind transactions	1,456,197	1,650,313
Net realized gains (losses) from futures contracts	39,027	12,700
Net change in unrealized appreciation/depreciation on investments	5,066,060	3,934,064
Net change in unrealized appreciation/depreciation on futures contracts	1,179	6,755
Net realized/unrealized losses on investments	(2,609,811)	(2,879,736)
Change in net assets resulting from operations	$(1,582,523)	$(1,052,794)

See notes to financial statements.

Statements of Operations - continued

For the Period January 25, 2023(a) through December 31, 2023

Timothy Plan

Timothy Plan Market Neutral ETF
Investment Income:
Dividend income	$2,082,594
Interest income	213,518
Foreign tax withholding	(146,975)
Total Income	2,149,137
Expenses:
Investment advisory fees	277,674
Total Expenses	277,674
Net Investment Income (Loss)	1,871,463
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign currency transactions	(1,570,564)
Net realized gains (losses) from in-kind transactions	90,633
Net realized gains (losses) from futures contracts	1,133,340
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,807,496
Net change in unrealized appreciation/depreciation on futures contracts	(1,286,757)
Net realized/unrealized gains on investments	174,148
Change in net assets resulting from operations	$2,045,611

(a)	Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets

Timothy Plan

	Timothy Plan US Small Cap Core ETF		Timothy Plan US Large/ Mid Cap Core ETF
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
From Investment Activities:
Operations:
Net investment income (Loss)	$941,090	$616,478	$2,121,169	$1,678,151
Net realized gains (losses)	(1,176,390)	(2,052,508)	2,796,523	3,512,756
Net change in unrealized appreciation/depreciation	12,553,275	(6,766,772)	23,954,965	(27,559,191)
Change in net assets resulting from operations	12,317,975	(8,202,802)	28,872,657	(22,368,284)
Distributions to Shareholders:
Distributions	(1,014,568)	(611,312)	(2,035,463)	(1,744,329)
Change in net assets resulting from distributions to shareholders	(1,014,568)	(611,312)	(2,035,463)	(1,744,329)
Change in net assets resulting from capital transactions	19,751,180	23,444,251	31,053,472	35,032,028
Change in net assets	31,054,587	14,630,137	57,890,666	10,919,415
Net Assets:
Beginning of period	71,421,722	56,791,585	179,059,880	168,140,465
End of period	$102,476,309	$71,421,722	$236,950,546	$179,059,880
Capital Transactions:
Proceeds from shares issued	$52,216,218	$29,554,740	$75,986,933	$72,349,537
Cost of shares redeemed	(32,465,038)	(6,110,489)	(44,933,461)	(37,317,509)
Change in net assets resulting from capital transactions	$19,751,180	$23,444,251	$31,053,472	$35,032,028

Share Transactions:
Issued	1,600,000	950,000	2,150,000	2,100,000
Redeemed	(1,050,000)	(200,000)	(1,300,000)	(1,100,000)
Change in Shares	550,000	750,000	850,000	1,000,000

See notes to financial statements.

Statements of Changes in Net Assets - continued

Timothy Plan

	Timothy Plan High Dividend Stock ETF		Timothy Plan International ETF
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
From Investment Activities:
Operations:
Net investment income (Loss)	$4,642,065	$3,767,126	$2,257,286	$2,099,169
Net realized gains (losses)	857,330	8,299,401	(2,510,198)	(5,566,343)
Net change in unrealized appreciation/depreciation	12,686,240	(15,924,582)	13,166,040	(13,295,853)
Change in net assets resulting from operations	18,185,635	(3,858,055)	12,913,128	(16,763,027)
Distributions to Shareholders:
Distributions	(4,513,975)	(3,952,230)	(2,243,745)	(1,877,299)
Change in net assets resulting from distributions to shareholders	(4,513,975)	(3,952,230)	(2,243,745)	(1,877,299)
Change in net assets resulting from capital transactions	36,140,658	55,213,923	10,256,927	12,688,674
Change in net assets	49,812,318	47,403,638	20,926,310	(5,951,652)
Net Assets:
Beginning of period	178,986,030	131,582,392	76,875,084	82,826,736
End of period	$228,798,348	$178,986,030	$97,801,394	$76,875,084
Capital Transactions:
Proceeds from shares issued	$92,478,496	$118,769,570	$16,109,565	$33,869,369
Cost of shares redeemed	(56,337,838)	(63,555,647)	(5,852,638)	(21,180,695)
Change in net assets resulting from capital transactions	$36,140,658	$55,213,923	$10,256,927	$12,688,674

Share Transactions:
Issued	3,000,000	3,700,000	650,000	1,300,000
Redeemed	(1,850,000)	(2,000,000)	(250,000)	(850,000)
Change in Shares	1,150,000	1,700,000	400,000	450,000

See notes to financial statements.

Statements of Changes in Net Assets - continued

Timothy Plan

	Timothy Plan US Large/Mid Cap Core Enhanced ETF		Timothy Plan High Dividend Stock Enhanced ETF
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
From Investment Activities:
Operations:
Net investment income (Loss)	$1,027,288	$724,655	$1,826,942	$1,441,508
Net realized gains (losses)	(7,677,050)	(5,944,956)	(6,820,555)	(5,402,354)
Net change in unrealized appreciation/depreciation	5,067,239	(3,083,008)	3,940,819	(2,335,339)
Change in net assets resulting from operations	(1,582,523)	(8,303,309)	(1,052,794)	(6,296,185)
Distributions to Shareholders:
Distributions	(957,342)	(812,493)	(1,717,979)	(1,626,064)
From return of capital	—	(31,102)	—	—
Change in net assets resulting from distributions to shareholders	(957,342)	(843,595)	(1,717,979)	(1,626,064)
Change in net assets resulting from capital transactions	(9,342,524)	9,879,040	1,480,043	28,896,178
Change in net assets	(11,882,389)	732,136	(1,290,730)	20,973,929
Net Assets:
Beginning of period	70,059,561	69,327,425	68,054,792	47,080,863
End of period	$58,177,172	$70,059,561	$66,764,062	$68,054,792
Capital Transactions:
Proceeds from shares issued	$3,153,818	$11,041,046	$16,781,494	$50,702,912
Cost of shares redeemed	(12,496,342)	(1,162,006)	(15,301,451)	(21,806,735)
Change in net assets resulting from capital transactions	$(9,342,524)	$9,879,040	$1,480,043	$28,896,177

Share Transactions:
Issued	150,000	450,000	750,000	2,000,000
Redeemed	(550,000)	(50,000)	(700,000)	(850,000)
Change in Shares	(400,000)	400,000	50,000	1,150,000

See notes to financial statements.

Statements of Changes in Net Assets - continued

Timothy Plan

Timothy Plan Market Neutral ETF
For the Period January 25, 2023(a) through December 31, 2023
From Investment Activities:
Operations:
Net investment income (Loss)	$1,871,463
Net realized gains (losses)	(346,591)
Net change in unrealized appreciation/depreciation	520,739
Change in net assets resulting from operations	2,045,611
Distributions to Shareholders:
Distributions	(3,362,437)
Change in net assets resulting from distributions to shareholders	(3,362,437)
Change in net assets resulting from capital transactions	35,723,691
Change in net assets	34,406,865
Net Assets:
Beginning of period	—
End of period	$34,406,865
Capital Transactions:
Proceeds from shares issued	$76,207,397
Cost of shares redeemed	(40,483,706)
Change in net assets resulting from capital transactions	$35,723,691

Share Transactions:
Issued	3,050,000
Redeemed	(1,630,000)
Change in Shares	1,420,000

(a)	Commencement of operations.

See notes to financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan US Small Cap Core ETF
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$30.39	$35.49	$27.71	$25.55	$24.73
Investment Activities:
Net Investment Income (Loss)(b)	0.36	0.34	0.40	0.32	0.02
Net Realized and Unrealized Gains (Losses) on Investments	4.97	(5.11)	7.78	2.15	0.82
Total from Investment Activities	5.33	(4.77)	8.18	2.47	0.84
Distributions to Shareholders:
Net Investment Income	(0.38)	(0.33)	(0.40)	(0.31)	(0.02)
Total Distributions	(0.38)	(0.33)	(0.40)	(0.31)	(0.02)
Net Asset Value, End of Period	$35.34	$30.39	$35.49	$27.71	$25.55
Total Return(c)	17.64%	(13.45%)	29.62%	9.99%	3.39%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.13%	1.09%	1.20%	1.45%	0.89%
Net Assets, End of Period (000’s)	$102,476	$71,422	$56,792	$31,869	$10,222
Portfolio Turnover(c)(e)	60%	59%	57%	78%	—

Amounts designated as “—” are 0 or have been rounded to 0.

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan US Large/Mid Cap Core ETF
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$33.47	$38.65	$30.93	$27.23	$25.16
Investment Activities:
Net Investment Income (Loss)(b)	0.36	0.35	0.24	0.23	0.21
Net Realized and Unrealized Gains (Losses) on Investments	4.73	(5.17)	7.72	3.72	2.04
Total from Investment Activities	5.09	(4.82)	7.96	3.95	2.25
Distributions to Shareholders:
Net Investment Income	(0.34)	(0.36)	(0.24)	(0.25)	(0.18)
Total Distributions	(0.34)	(0.36)	(0.24)	(0.25)	(0.18)
Net Asset Value, End of Period	$38.22	$33.47	$38.65	$30.93	$27.23
Total Return(c)	15.30%	(12.48%)	25.82%	14.67%	9.01%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.03%	1.02%	0.69%	0.88%	1.22%
Net Assets, End of Period (000’s)	$236,951	$179,060	$168,140	$163,904	$134,795
Portfolio Turnover(c)(e)	30%	26%	27%	45%	17%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan High Dividend Stock ETF
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$31.13	$32.49	$25.88	$26.89	$25.10
Investment Activities:
Net Investment Income (Loss)(b)	0.75	0.73	0.61	0.57	0.48
Net Realized and Unrealized Gains (Losses) on Investments	2.01	(1.35)	6.60	(0.96)	1.74
Total from Investment Activities	2.76	(0.62)	7.21	(0.39)	2.22
Distributions to Shareholders:
Net Investment Income	(0.73)	(0.74)	(0.60)	(0.62)	(0.43)
Total Distributions	(0.73)	(0.74)	(0.60)	(0.62)	(0.43)
Net Asset Value, End of Period	$33.16	$31.13	$32.49	$25.88	$26.89
Total Return(c)	9.03%	(1.88%)	28.10%	(1.17%)	9.00%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.39%	2.32%	2.07%	2.45%	2.81%
Net Assets, End of Period (000’s)	$228,798	$178,986	$131,582	$122,911	$94,132
Portfolio Turnover(c)(e)	41%	42%	43%	68%	23%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan International ETF
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019
Net Asset Value, Beginning of Period	$23.30	$29.06	$26.98	$25.58	$24.80
Investment Activities:
Net Investment Income (Loss)(b)	0.64	0.66	0.56	0.47	0.04
Net Realized and Unrealized Gains (Losses) on Investments	3.12	(5.82)	2.21	1.40	0.77
Total from Investment Activities	3.76	(5.16)	2.77	1.87	0.81
Distributions to Shareholders:
Net Investment Income	(0.63)	(0.60)	(0.69)	(0.47)	(0.03)
Total Distributions	(0.63)	(0.60)	(0.69)	(0.47)	(0.03)
Net Asset Value, End of Period	$26.43	$23.30	$29.06	$26.98	$25.58
Total Return(c)	16.41%	(17.80%)	10.34%	7.66%	3.25%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.60%	2.72%	1.94%	1.98%	1.99%
Net Assets, End of Period (000’s)	$97,801	$76,875	$82,827	$71,500	$23,018
Portfolio Turnover(c)(e)	34%	39%	42%	63%	12%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan US Large/Mid Cap Core Enhanced ETF
	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the period July 29, 2021(a) to December 31, 2021
Net Asset Value, Beginning of Period	$23.75		$27.19		$25.00
Investment Activities:
Net Investment Income (Loss)(b)	0.38		0.25		0.11
Net Realized and Unrealized Gains (Losses) on Investments	(0.96)		(3.40)		2.16
Total from Investment Activities	(0.58)		(3.15)		2.27
Distributions to Shareholders:
Net Investment Income	(0.36)		(0.28)		(0.08)
Return of Capital	—		(0.01)		—
Total Distributions	(0.36)		(0.29)		(0.08)
Net Asset Value, End of Period	$22.81		$23.75		$27.19
Total Return(c)	(2.40%)		(11.58%)		9.09%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52	%(e)	0.52%		0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.69%		1.05%		1.00%
Net Assets, End of Period (000’s)	$58,177		$70,060		$69,327
Portfolio Turnover(c)(f)	302	%(g)	155	%(g)	13%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Does not include acquired fund fees and expenses, if any.
(f)	Excludes impact of in-kind transactions.
(g)	Portfolio turnover increased significantly due changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

	Timothy Plan High Dividend Stock Enhanced ETF
	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the period July 29, 2021(a) to December 31, 2021
Net Asset Value, Beginning of Period	$23.47		$26.90		$25.00
Investment Activities:
Net Investment Income (Loss)(b)	0.60		0.60		0.28
Net Realized and Unrealized Gains (Losses) on Investments	(0.88)		(3.37)		1.86
Total from Investment Activities	(0.28)		(2.77)		2.14
Distributions to Shareholders:
Net Investment Income	(0.56)		(0.66)		(0.24)
Total Distributions	(0.56)		(0.66)		(0.24)
Net Asset Value, End of Period	$22.63		$23.47		$26.90
Total Return(c)	(1.17%)		(10.44%)		8.59%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52	%(e)	0.52%		0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	2.60%		2.39%		2.50%
Net Assets, End of Period (000’s)	$66,764		$68,055		$47,081
Portfolio Turnover(c)(f)	209%		191	%(g)	16%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Does not include acquired fund fees and expenses, if any.
(f)	Excludes impact of in-kind transactions.
(g)	Portfolio turnover increased significantly due changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

Financial Highlights - continued

For a Share Outstanding Throughout Each Period

Timothy Plan

Timothy Plan Market Neutral ETF
For the period January 25, 2023(a) to December 31, 2023
Net Asset Value, Beginning of Period	$25.00
Investment Activities:
Net Investment Income (Loss)(b)	1.01
Net Realized and Unrealized Gains (Losses) on Investments	0.31
Total from Investment Activities	1.32
Distributions to Shareholders:
Net Investment Income	(1.06)
Net Realized Gains From Investments	(1.03)
Total Distributions	(2.09)
Net Asset Value, End of Period	$24.23
Total Return(c)	5.46%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	4.37%
Net Assets, End of Period (000’s)	$34,407
Portfolio Turnover(c)(e)	112%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes impact of in-kind transactions.

See notes to financial statements.

Notes to Financial Statements

December 31, 2023

Timothy Plan

1. ORGANIZATION:

The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust is comprised of multiple series funds, seven of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US Large/Mid Cap Core ETF (“US Large/Mid Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), Timothy Plan International ETF (“International ETF”), Timothy Plan US Large/Mid Cap Core Enhanced ETF (“US Large/Mid Cap Core Enhanced ETF”), Timothy Plan High Dividend Stock Enhanced ETF (“High Dividend Stock Enhanced ETF”) and Timothy Plan Market Neutral ETF (“Market Neutral ETF”) (individually, a “Fund” and collectively, the “Funds”). Market Neutral ETF commenced operations on January 25, 2023.The Funds, except for the Market Neutral ETF, seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large/Mid Cap Core ETF, High Dividend Stock ETF, International ETF, US Large/Mid Cap Core Enhanced ETF, and High Dividend Stock Enhanced ETF are the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large/Mid Cap Volatility Weighted BRI Index, Victory US Large Cap High Dividend Volatility Weighted BRI Index, Victory International Volatility Weighted BRI Index, Victory US Large/Mid Cap Long/Cash Volatility Wtd BRI Index, and Victory US Large Cap High Div Long/Cash Vol Wtd BRI Index (individually, an “Index” and collectively, the “Indices”), respectively. The Market Neutral ETF seeks to provide high current income and low correlation to stocks and bonds.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant

Notes to Financial Statements - continued

December 31, 2023

Timothy Plan

and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US Small Cap Core ETF	$250	2.00%
US Large/Mid Cap Core ETF	$500	2.00%
High Dividend Stock ETF	$250	2.00%
International ETF	$4,500	2.00%
US Large/Mid Cap Core Enhanced ETF	$500	2.00%
High Dividend Stock Enhanced ETF	$250	2.00%
Neutral Market ETF	$250	2.00%

*	As a percentage of the amount invested.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Notes to Financial Statements - continued

December 31, 2023

Timothy Plan

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges including, common stocks, warrants and American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by valuation designee and under the general supervision and oversight of the Trust’s Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

US Small Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$102,130,944	$—	$—	$102,130,944
Total Investment Securities	102,130,944	—	—	102,130,944
Other Financial Instruments*
Assets:
Futures Contracts	21,790	—	—	21,790
Total Investments	$102,152,734	$—	$—	$102,152,734

Notes to Financial Statements - continued

December 31, 2023

Timothy Plan

US Large/Mid Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$236,003,967	$—	$—	$236,003,967
Total Investment Securities	236,003,967	—	—	236,003,967
Other Financial Instruments*
Assets:
Futures Contracts	24,451	—	—	24,451
Total Investments	$236,028,418	$—	$—	$236,028,418

High Dividend Stock ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$227,630,720	$—	$—	$227,630,720
Total Investment Securities	227,630,720	—	—	227,630,720
Other Financial Instruments*
Assets:
Futures Contracts	23,701	—	—	23,701
Total Investments	$227,654,421	$—	$—	$227,654,421

International ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs		Total
Common Stocks	$97,016,548	$—	$19,986		$97,036,534
Warrants	—	—	—	(a)	—
Total Investment Securities	97,016,548	—	19,986		97,036,534
Other Financial Instruments*
Assets:
Futures Contracts	13,449	—	—		13,449
Total Investments	$97,029,997	$—	$19,986		$97,049,983

Notes to Financial Statements - continued

December 31, 2023

Timothy Plan

US Large/Mid Cap Core Enhanced ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$57,796,180	$—	$—	$57,796,180
Investment Companies	$254,850	$—	$—	$254,850
Total Investment Securities	58,051,030	—	—	58,051,030
Other Financial Instruments*
Assets:
Futures Contracts	1,708	—	—	1,708
Total Investments	$58,052,738	$—	$—	$58,052,738

High Dividend Stock Enhanced ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$66,254,340	$—	$—	$66,254,340
Investment Companies	408,795	—	—	408,795
Total Investment Securities	66,663,135	—	—	66,663,135
Other Financial Instruments*
Assets:
Futures Contracts	2,142	—	—	2,142
Total Investments	$66,665,277	$—	$—	$66,665,277

Market Neutral ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$30,925,515	$—	$—	$30,925,515
Total Investment Securities	30,925,515	—	—	30,925,515
Other Financial Instruments*
Assets:
Futures Contracts	1,195,135	—	—	1,195,135
Liabilities:
Futures Contracts	(2,481,892)	—	—	(2,481,892)
Total Investments	$29,638,758	$—	$—	$29,638,758

*	Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

(a)	Zero market value.

As of December 31, 2023, there were no transfers into/out of Level 3. Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, no additional disclosures are necessary for the period ended December 31, 2023.

Notes to Financial Statements - continued

December 31, 2023

Timothy Plan

Real Estate Investment Trusts (“REITs”):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Futures Contracts:

During the period ended December 31, 2023, the Funds used futures contracts to provide market exposure on the Funds’ cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. Deposits for futures for the Funds are reported as Deposit with broker for futures contracts on the Statements of Assets and Liabilities. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin. The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized and unrealized gains and losses are reported as “Net realized gains/(losses) from futures transactions” and “Net change in unrealized appreciation/depreciation on futures contracts”, respectively, on the Statements of Operations.

Notes to Financial Statements - continued

December 31, 2023

Timothy Plan

Average Notional Value

The table below summarizes the monthly average notional value of futures contracts for the period ended December 31, 2023.

	Average Notional Value
Fund	Long	Short
US Small Cap Core ETF	$302,720	$—
US Large/Mid Cap Core ETF	960,933	—
High Dividend Stock ETF	923,167	—
International ETF	370,342	—
US Large/Mid Cap Core Enhanced ETF	236,458	—
High Dividend Stock Enhanced ETF	345,689	—
Market Neutral ETF	22,941,567	57,854,743

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:

	Assets	Liabilities
	Variation margin receivable on open futures contracts*	Variation margin payable on open futures contracts*
Equity Risk Exposure:
US Small Cap Core ETF	$21,790	$—
US Large/Mid Cap Core ETF	24,451	—
High Dividend Stock ETF	23,701	—
International ETF	13,449	—
High Dividend Stock Enhanced ETF	1,708	—
US Large/Mid Cap Core Enhanced ETF	2,142	—
Market Neutral ETF	1,195,135	(2,481,892)

*

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements - continued

December 31, 2023

Timothy Plan

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2023:

	Net realized gains (losses) from futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Equity Risk Exposure:
US Small Cap Core ETF	$26,187	$23,569
US Large/Mid Cap Core ETF	106,544	22,992
High Dividend Stock ETF	122,056	36,640
International ETF	26,254	17,405
US Large/Mid Cap Core Enhanced ETF	39,027	1,179
High Dividend Stock Enhanced ETF	12,700	6,755
Market Neutral ETF	1,133,340	(1,286,757)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency transactions on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly by the Funds. Distributable net realized gains, if any, are declared and distributed at least annually by each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

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December 31, 2023

Timothy Plan

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds identifies its major tax jurisdiction as U.S. Federal.

As of and during the period ended December 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the period ended December 31, 2023 were as follows:

	Excluding in-kind transactions		Associated with in-kind transactions
Fund	Purchases	Sales	Purchases	Sales
US Small Cap Core ETF	$49,248,499	$49,104,221	$51,986,240	$32,325,479
US Large/Mid Cap Core ETF	62,444,295	62,116,784	75,530,650	44,660,150
High Dividend Stock ETF	80,575,315	79,807,010	91,963,909	56,215,549
International ETF	30,342,425	29,357,563	14,446,483	5,403,429
US Large/Mid Cap Core Enhanced ETF	152,398,900	156,716,150	3,144,523	7,981,223
High Dividend Stock Enhanced ETF	128,760,526	131,753,861	16,668,518	12,001,561
Market Neutral ETF	66,957,337	45,882,212	13,338,180	3,757,673

For the period ended December 31, 2023, there were no purchases or sales of U.S. Government Securities.

4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:

Timothy Partners, Ltd (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds. US Small Cap Core ETF, US Large/Mid Cap Core ETF, High Dividend Stock ETF, High Dividend Stock Enhanced ETF, and US Large/Mid Cap Core Enhanced ETF pay a Management Fee equivalent to 0.52%, International ETF pays a Management Fee equivalent to 0.62%, and Market Neutral ETF pays a Management Fee equivalent to 0.65% of the Fund’s average daily net assets, computed daily and paid monthly.

Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.

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Timothy Plan

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a Services Agreement with the Trust.

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.

Drake Compliance LLC provides compliance services to the Trust.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.

5. INVESTMENT RISKS:

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Each Fund may be subject to other risks in addition to these identified risks.

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Excluded Security Risk

Because the underlying Index omits Excluded Securities, the Funds (except for the Market Neutral ETF) may be riskier than other funds that invest in a broader array of securities. Biblically Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI screening criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Equity Securities Risk

The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk

Foreign Securities Risk. Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

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Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

6. FEDERAL INCOME TAX INFORMATION:

As of December 31, 2023, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences primarily attributable to the accounting for applicable in-kind redemptions and designation of dividends paid were reclassified between the individual components of total distributable earnings (loss) as follows:

	Total Accumulated Earnings/(Loss)	Capital
US Small Cap Core ETF	$(4,978,162)	$4,978,162
US Large/Mid Cap Core ETF	(10,149,421)	10,149,421
High Dividend Stock ETF	(9,043,516)	9,043,516
International ETF	(548,604)	548,604
US Large/Mid Cap Core Enhanced ETF	(1,363,238)	1,363,238
High Dividend Stock Enhanced ETF	(1,465,563)	1,465,563
Market Neutral ETF	(1,782,486)	1,782,486

The tax characteristics of distributions paid to shareholders during the year/period ended December 31, 2023 were as follows:

	Year Ended December 31, 2023
	Distributions Paid From:
Fund	Ordinary Income	Net Long-Term Gains		Total Distributions Paid*
US Small Cap Core ETF	$1,014,568	$—	$1,014,568	$1,014,568
US Large/Mid Cap Core ETF	2,035,463	—	2,035,463	2,035,463
High Dividend Stock ETF	4,513,975	—	4,513,975	4,513,975
International ETF	2,243,745	—	2,243,745	2,243,745
US Large/Mid Cap Core Enhanced ETF	957,342	—	957,342	957,342
High Dividend Stock Enhanced ETF	1,717,979	—	1,717,979	1,717,979
Market Neutral ETF	2,475,678	886,759	3,362,437	3,362,437

*	Total distributions paid may differ from the Statement of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax characteristics of distributions paid to shareholders during the year ended December 31, 2022 were as follows:

Notes to Financial Statements - continued

December 31, 2023

Timothy Plan

	Year Ended December 31, 2022
	Distributions Paid From:
Fund	Ordinary Income	Total Taxable Distributions	Return of Capital	Total Distributions Paid*
US Small Cap Core ETF	$611,312	$611,312	$—	$611,312
US Large/Mid Cap Core ETF	1,744,329	1,744,329	—	1,744,329
High Dividend Stock ETF	3,952,230	3,952,230	—	3,952,230
International ETF	1,877,299	1,877,299	—	1,877,299
US Large/Mid Cap Core Enhanced ETF	812,493	812,493	31,102	843,595
High Dividend Stock Enhanced ETF	1,626,064	1,626,064	—	1,626,064

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses****	Unrealized (Appreciation (Depreciation)*		Total Accumulated Earnings/(Deficit)
US Small Cap Core ETF	$11,699	$11,699	$(12,910,316)	$—	$12,577,011		$(321,606)
US Large/Mid Cap Core ETF	93,259	93,259	(20,196,124)	—	31,784,116		11,681,251
High Dividend Stock ETF	145,327	145,327	(19,988,233)	—	15,846,505		(3,996,401)
International ETF	689,878	689,878	(10,837,372)	—	8,595,069	**	(1,552,425)
US Large/Mid Cap Core Enhanced ETF	73,120	73,120	(10,923,316)	—	913,717		(9,936,479)
High Dividend Stock Enhanced ETF	115,391	115,391	(11,541,113)	—	(343,784)		(11,769,506)
Market Neutral ETF	—	—	—	(4,499,564)	1,400,252	***	(3,099,312)

*

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, futures mark to market, return of capital from underlying investments and passive foreign investment company mark to market.

**	The amount includes $9,478 of unrealized appreciation on foreign currency translation.
***	The amount includes $718 of unrealized appreciation on foreign currency translation.
****

Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.

At December 31, 2023, the Funds had net capital loss carry forwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders.

Notes to Financial Statements - continued

December 31, 2023

Timothy Plan

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
US Small Cap Core ETF	$(8,390,330)	$(4,519,986)	$(12,910,316)
US Large/Mid Cap Core ETF	(11,047,312)	(9,148,812)	(20,196,124)
High Dividend Stock ETF	(12,614,051)	(7,374,182)	(19,988,233)
International ETF	(4,798,760)	(6,038,612)	(10,837,372)
US Large/Mid Cap Core Enhanced ETF	(8,786,928)	(2,136,388)	(10,923,316)
High Dividend Stock Enhanced ETF	(11,336,310)	(204,803)	(11,541,113)

As of December 31, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Small Cap Core ETF	$89,553,933	$15,329,130	$(2,752,119)	$12,577,011
US Large/Mid Cap Core ETF	204,219,851	37,254,354	(5,470,238)	31,784,116
High Dividend Stock ETF	211,784,215	23,036,589	(7,190,084)	15,846,505
International ETF	88,450,943	12,959,939	(4,374,348)	8,585,591
US Large/Mid Cap Core Enhanced ETF	57,137,313	5,171,041	(4,257,324)	913,717
High Dividend Stock Enhanced ETF	67,006,919	3,853,940	(4,197,724)	(343,784)
Market Neutral ETF	29,525,981	2,443,213	(1,043,679)	1,399,534

During the tax year/period ended December 31, 2023, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains (losses) to paid-in capital.

Realized Gain/Loss
US Small Cap Core ETF	$4,989,678
US Large/Mid Cap Core ETF	10,133,102
High Dividend Stock ETF	8,913,506
International ETF	601,609
US Large/Mid Cap Core Enhanced ETF	1,456,197
High Dividend Stock Enhanced ETF	1,650,313
Market Neutral ETF	90,633

7. NEW REGULATORY PRONOUNCEMENT:

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online

Notes to Financial Statements - continued

December 31, 2023

Timothy Plan

and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

8. SUBSEQUENT EVENTS:

Management has evaluated subsequent events through the date these financial statements were issued.

Distributions

Subsequent to year end, in 2024, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Fund	1/11/2024	2/9/2024
US Small Cap Core ETF	$—	$37,674
US Large/Mid Cap Core ETF	15,556	54,218
High Dividend Stock ETF	71,314	241,713
International ETF	4,026	18,678
US Large/Mid Cap Core Enhanced ETF	4,315	15,420
High Dividend Stock Enhanced ETF	21,090	68,141
Market Neutral ETF	12,905	50,707

Report of Independent Registered Public Accounting Firm

Timothy Plan

To the Shareholders and Board of Trustees of
The Timothy Plan

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Timothy Plan comprising the funds listed below (the “Funds”) as of December 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Timothy Plan US Small Cap Core ETF Timothy Plan International ETF	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023, 2022, 2021 and 2020, and for the period December 3, 2019 (commencement of operations) through December 31, 2019
Timothy Plan US Large/Mid Cap Core ETF Timothy Plan High Dividend Stock ETF	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023, 2022, 2021 and 2020, and for the period May 1, 2019 (commencement of operations) through December 31, 2019
Timothy Plan US Large/Mid Cap Core Enhanced ETF Timothy Plan High Dividend Stock Enhanced ETF	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023 and 2022, and for the period July 29, 2021 (commencement of operations) through December 31, 2021
Timothy Plan Market Neutral ETF	For the period January 25, 2023 (commencement of operations) through December 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Report of Independent Registered Public Accounting Firm - continued

Timothy Plan

We have served as the Funds’ auditor of one or more investment companies advised by Timothy Partners, Ltd., since 2005.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 28, 2024

Other Information (Unaudited)

December 31, 2023

Timothy Plan

Additional Federal Income Tax Information:

For the fiscal year ended December 31, 2023, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Dividends qualified for corporate dividends received deductions of:

Fund	Amount
US Small Cap Core ETF	100%
US Large/Mid Cap Core ETF	100%
High Dividend Stock ETF	100%
US Large/Mid Cap Core Enhanced ETF	71%
High Dividend Stock Enhanced ETF	91%
Market Neutral ETF	38%

With respect to distributions paid, the the following Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2023:

	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions
Market Neutral ETF	$830,587	$2,360,137

The following Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2023, were as follows:

	Foreign Source Income	Foreign Tax Expense
International ETF	$0.86	$0.11

Premium/Discount Information

The Funds’ website at https://timothyplan.com shows the previous day’s closing NAV and closing market price for each Fund’s ETF Shares. The website also discloses, in the Premium/Discount section of each Fund’s page, how frequently each Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC’s website at www.sec.gov.

Other Information (Unaudited) - continued

December 31, 2023

Timothy Plan

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N- PORT-P. Forms N-PORT-P are available on the SEC’s website at www.sec.gov.

Expense Examples:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire periods presented below.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Other Information (Unaudited) - continued

December 31, 2023

Timothy Plan

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 7/1/23	Actual Ending Account Value 12/31/23	Hypothetical Ending Account Value 12/31/23	Actual Expenses Paid During Period 7/1/23 - 12/31/23*	Hypothetical Expenses Paid During Period 7/1/23 - 12/31/23*	Annualized Expense Ratio During Period 7/1/23 - 12/31/23
US Small Cap Core ETF
	$1,000.00	$1,116.50	$1,022.58	$2.77	$2.65	0.52%

US Large/Mid Cap Core ETF
	$1,000.00	$1,068.70	$1,022.58	$2.71	$2.65	0.52%

High Dividend Stock ETF
	$1,000.00	$1,066.00	$1,022.58	$2.71	$2.65	0.52%

International ETF
	$1,000.00	$1,063.80	$1,022.08	$3.23	$3.16	0.62%

US Large/Mid Cap Core Enhanced ETF
	$1,000.00	$1,001.80	$1,022.58	$2.62	$2.65	0.52%

High Dividend Stock Enhanced ETF
	$1,000.00	$1,008.00	$1,022.58	$2.63	$2.65	0.52%

Market Neutral ETF
	$1,000.00	$1,065,50	$1,021.93	$3.38	$3.31	0.65%

*

Expenses are equal to the average account value multiplied by the Fund ’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Trustees and Principal Executive Officers of the Trust (Unaudited)

December 31, 2023

Timothy Plan

The Trustees and Principal Executive Officers of the Trust and their principal occupations for the past five years are listed as follows:

INTERESTED TRUSTEES

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	DIRECTORSHIPS HELD BY TRUSTEE
Arthur D. Ally[1] 1055 Maitland Center Commons Maitland, FL 32751 Born: 1942	Trustee, Chairman, President, and Treasurer	Indefinite; Trustee and President since 1994	19

President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.

					None
Mathew D. Staver[2] 1055 Maitland Center Commons Maitland, FL 32751 Born: 1956	Trustee	Indefinite; Trustee since 2000	19

An attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.

					None
Patrice Tsague[3] 1055 Maitland Center Commons Maitland, FL 32751 Born: 1973	Trustee	Indefinite; Trustee since 2011	19	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.	None

1.	Mr. Ally is an “interested” Trustee, as defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
2.	Mr. Staver is an “interested” Trustee, as defined in the 1940 Act, because he has a limited partnership interest in TPL.
3.	Mr. Tsague is an “interested” Trustee, as defined in the 1940 Act, because of a charitable relationship with TPL.

Trustees and Principal Executive Officers of the Trust (Unaudited) - continued

December 31, 2023

Timothy Plan

INDEPENDENT TRUSTEES

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	DIRECTORSHIPS HELD BY TRUSTEE
Richard W. Copeland 1055 Maitland Center Commons Maitland, FL 32751 Born: 1947	Trustee	Indefinite; Trustee since 2005	19

Retired. Associate Professor of Law Stetson University. Retired Principal of Copeland & Covert, Attorneys at Law, specializing in tax and estate planning. B.A. from Mississippi College, JD from the University of Florida and LLM Taxation from the University of Miami.

					None
Deborah Honeycutt 1055 Maitland Center Commons Maitland, FL 32751 Born: 1947	Trustee	Indefinite; Trustee since 2010	19

Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.

					None
Bill Johnson 1055 Maitland Center Commons Maitland, FL 32751 Born: 1946	Trustee	Indefinite; Trustee since 2005	19

President (and Founder) of the American Decency Association, Freemont, MI, since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Master of Religious Education from Grand Rapids Baptist Seminary.

					None
John C. Mulder 1055 Maitland Center Commons Maitland, FL 32751 Born: 1950	Trustee	Indefinite; Trustee since 2005	19

Former President of WaterStone (FKA the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from the University of Chicago.

					None
Scott Preissler, Ph.D. 1055 Maitland Center Commons Maitland, FL 32751 Born: 1960	Trustee	Indefinite; Trustee since 2004	19

Scott Preissler, Ph.D., is the Executive Director of Friendship Christian School in Suwanee, Georgia and The National Center for Stewardship & Generosity. He is a former professor and past President and CEO of The Christian Stewardship Association (CSA) and Southern Baptist state headquarters in Texas and Georgia.

					None

Trustees and Principal Executive Officers of the Trust (Unaudited) - continued

December 31, 2023

Timothy Plan

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	DIRECTORSHIPS HELD BY TRUSTEE
Alan M. Ross 1055 Maitland Center Commons Maitland, FL 32751 Born: 1951	Trustee, Vice Chairman	Indefinite; Trustee since 2004	19

Founder and CEO Kingdom Companies founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ. Alan is currently the President of the Electric Power Reliability Alliance (EPRA), a nonprofit serving industrial, commercial and grid-edge electrical reliability practitioners.

					None
Kenneth Blackwell 1055 Maitland Center Commons Maitland, FL 32751 Born: 1948	Trustee	Indefinite; Trustee from 2011 to 2020 and 2022 to present	19

Self-Employed Independent Public Policy Consultant; Other Directorships: Public Interest Legal Foundation; National Rifle Association; Columbia International University; International Foundation For Electoral Systems; Law Enforcement Legal Defense Fund; American Constitution Rights Union.

					None
Abraham M. Rivera 1055 Maitland Center Commons Maitland, FL 32751 Born: 1969	Trustee	Indefinite; Trustee since 2020	19	Pastor / President / Director, for La Puerta Life Center, Inc., a Florida corporation.	1
Dale A. Bissonette 1055 Maitland Center Commons Maitland, FL 32751 Born: 1958	Trustee	Indefinite; Trustee since 2020	19	President, Good Place Holdings, a Christian Centered Business Holding Company.	None
Terry Covert 1055 Maitland Center Commons Maitland, FL 32751 Born: 1947	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A	Chief Compliance Officer and General Counsel for the Advisor, Timothy Partners, Ltd; Partner, Copeland Covert & Smith PLLC, law firm.	N/A
Cheryl Mumbert 1055 Maitland Center Commons Maitland, FL 32751 Born: 1970	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A	Chief Marketing Officer for Advisor, Timothy Partners, Ltd.	N/A
David D. Jones 1055 Maitland Center Commons Maitland, FL 32751 Born: 1957	Chief Compliance Officer	Since 2004, Indefinite Term	N/A	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm), 1998 to 2015.	N/A

Trustees and Principal Executive Officers of the Trust (Unaudited) - continued

December 31, 2023

Timothy Plan

NAME, AGE & ADDRESS	POSITION(S) HELD WITH TRUST	TERM OF OFFICE & LENGTH OF TIME SERVED	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	DIRECTORSHIPS HELD BY TRUSTEE
David James 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Born: 1970	Assistant Secretary	Assistant Secretary since 2022, Indefinite Term	N/A

As Executive Vice President, Chief Legal and Risk Officer at Ultimus Fund Solutions, since 2018; Department Head of State Street Bank and Trust Company’s Fund Administration Legal Department -2003-2018.

N/A
Brittany Weise 225 Pictoria Drive Cincinnati, Ohio 45246 Born: 1990	Assistant Secretary	Assistant Secretary since 2023, Indefinite Term	N/A	Associate Counsel – Ultimus Fund Solutions 2022- Pres. Attorney – Morgan & Morgan P.A. (formerly Mitcheson & Lee, LLP) 2019 – 2022, Fund Officer – State Street Bank and Trust Company, 2018-2019	N/A
Deryk Jones 4221 North 203rd St. Suite 100 Elkhorn, NE 68022 Born: 1988	Trust AML Officer	AML Officer since 2022, Indefinate Term	N/A	Compliance Analyst since March 2018	N/A
Joseph E. Boatwright 1055 Maitland Center Commons Maitland, FL 32751 Born: 1930	Trustee Emeritus and Secretary	Indefinite; Trustee and Secretary since 1995, Trustee Emeritus as of 2020	N/A	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.	N/A

Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY. You should consider the Fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the Fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

Visit our website at	Call Timothy Plan at
etf.timothyplan.com	800.846.7526

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)	The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2)	The audit committee financial expert is Dale Bissonette who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

		2023	2022
(a)	Audit Fees	$92,250	$79,250
(b)	Audit-Related Fees	$0	$0
(c)	Tax Fees*	$21,000	$18,000
(d)	All Other Fees	$0	$0

*	Related to preparation of federal income, excise tax returns, state tax returns and review of capital gain distribution calculations.

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)	2023 – 100%
2022 – 100%

(f)	Not applicable.

(g)	2023 - $21,000
2022 - $18,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Mr. Dale Bissonette, Mr. John Mulder, Mr. Scott Preissler and Mr. Richard Copeland.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Timothy Plan

By (Signature and Title)	/s/ Arthur D. Ally
Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date	3/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Arthur D. Ally
Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date	3/8/24